As filed with the Securities and Exchange Commission on May 30, 2003

                                                              File No. 333-76778
                                                                       811-09065
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              -------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]

       Post-Effective Amendment No.   4                                      [X]
                                    -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No.   2                                                     [X]
                     -----

                        (Check appropriate box or boxes.)

                              -------------------

                     PHLVIC Variable Universal Life Account

                           (Exact Name of Registrant)

                              -------------------

                         PHL Variable Insurance Company

                               (Name of Depositor)

                              -------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              -------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              -------------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on June 30, 2003 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on _________ pursuant to paragraph (a)(1) of Rule 485 If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              -------------------

================================================================================

                           THE PHOENIX EDGE(R) - SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHL VARIABLE INSURANCE COMPANY
          (A WHOLLY OWNED SUBSIDIARY OF PHOENIX LIFE INSURANCE COMPANY)


PROSPECTUS                                                          JUNE 2, 2003


The Phoenix Edge(R) - SVUL is a survivorship variable universal life insurance policy that can provide lifetime insurance protectioN on the lives of two people. We will pay the death benefit upon the death of the second person. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the PHLVIC Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-AIM Mid-Cap Equity Series
   [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series

   [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

   [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Kayne Large-Cap Core Series
   [diamond] Phoenix-Kayne Small-Cap Quality Value Series
   [diamond] Phoenix-Lazard International Equity Select Series
   [diamond] Phoenix-Lazard Small-Cap Value Series
   [diamond] Phoenix-Lazard U.S. Multi-Cap Series
   [diamond] Phoenix-Lord Abbett Bond-Debenture Series
   [diamond] Phoenix-Lord Abbett Large-Cap Value Series
   [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond] Phoenix-MFS Investors Growth Stock Series
   [diamond] Phoenix-MFS Investors Trust Series
   [diamond] Phoenix-MFS Value Series
   [diamond] Phoenix-Northern Dow 30 Series
   [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
   [diamond] Phoenix-Oakhurst Growth and Income Series
   [diamond] Phoenix-Oakhurst Strategic Allocation Series
   [diamond] Phoenix-Sanford Bernstein Global Value Series
   [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series
   [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond] AIM V.I. Capital Appreciation Fund
   [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond] Mutual Shares Securities Fund
   [diamond] Templeton Foreign Securities Fund
   [diamond] Templeton Growth Securities Fund


THE RYDEX VARIABLE TRUST
------------------------
   [diamond] Rydex Variable Trust Juno Fund
   [diamond] Rydex Variable Trust Nova Fund
   [diamond] Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   [diamond] Scudder VIT EAFE(R) Equity Index Fund
   [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Smaller Companies

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:             [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                         PO Box 8027
                                                                         Boston, MA 02266-8027
                                                             [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                         800/541-0171

It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes. It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission (SEC) has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

     Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

 Heading                                                Page
-------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
Policy Benefits ......................................     4
Policy Risks .........................................     4

FEE TABLES
   Policy Option A - Transaction Fees ................     6
   Policy Option A - Periodic Charges ................     7
   Policy Option B - Transaction Fees ................     9
   Policy Option B - Periodic Charges ................    10
   Policy Option C - Transaction Fees ................    12
   Policy Option C - Periodic Charges ................    13
   Minimum and Maximum Fund Operating Expenses........    14
   Annual Fund Expenses...............................    15
PHL VARIABLE INSURANCE COMPANY .......................    17
THE PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") ...................................    17
Performance History ..................................    17
VOTING RIGHTS ........................................    17
THE GUARANTEED INTEREST ACCOUNT ......................    17
CHARGES AND DEDUCTIONS................................    18
General ..............................................    18
Charges Deducted from Premium Payments ...............    18
Periodic Charges .....................................    18
Loan Interest Charged.................................    19
Conditional Charges ..................................    19
Other Tax Charges ....................................    20
Fund Charges .........................................    20
Charge Reductions.....................................    20
THE POLICY ...........................................    20
Contract Rights: Owner, Insured, Beneficiary .........    20
Contract Limitations..................................    20
Purchasing a Policy...................................    21
GENERAL ..............................................    22
Postponement of Payments .............................    22
Optional Insurance Benefits ..........................    22
Death Benefit ........................................    23
PAYMENT OF PROCEEDS ..................................    24
Surrender and Death Benefit Proceeds .................    24
Payment Amount........................................    24
Payment Options ......................................    24
Surrenders............................................    25
Transfer of Policy Value..............................    25
Loans.................................................    26
Lapse.................................................    27
FEDERAL INCOME TAX CONSIDERATIONS ....................    27
Modified Endowment Contracts .........................    27
FINANCIAL STATEMENTS..................................    28
APPENDIX A - INVESTMENT OPTIONS.......................   A-1

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
The Phoenix Edge(R) - SVUL is a flexible premium variable universal life insurance policy issued on two lives. The policy is first and foremost, a life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the second person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

     o Death Benefit Option 1 will equal the greater of the policy's face amount, or the minimum death benefit

     o Death Benefit Option 2 will equal the greater of the face amount plus the policy value, or the minimum death benefit

You may change your Death Benefit Option at any time. Death Benefit Option 1 applies if you do not choose an option.

The minimum death benefit is equal to the policy value increased by a percentage taken from a table in the policy based on the policy year and the ages of insured people.

Also available, is the Guaranteed Death Benefit Rider, an additional insurance option that you may purchase by paying specified premiums.

LOANS AND SURRENDERS
Generally, you may take loans against 90% of your policy's cash surrender value.

You may partially surrender any part of the policy anytime. A partial surrender fee will apply and we may also impose a separate surrender charge.

You may fully surrender this policy anytime for its cash surrender value. A surrender charge may be imposed.

TEMPORARY INSURANCE COVERAGE
We will issue you a Temporary Insurance Receipt when you submit a complete signed application and issue premium. This will provide you with immediate insurance protection under the terms set forth in the policy and in the Receipt.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments that may be required to prevent policy lapse.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Guaranteed Death Benefit
[diamond] LifePlan Option
[diamond] Universal Life Conversion Option
[diamond] Conditional Exchange Option
[diamond] Policy Split Option
[diamond] Four-Year Survivorship Term
[diamond] Credit of Monthly Specified Amount upon Death of Covered Insured [diamond] Disability Benefit

Availability of these riders depends upon state approval and may involve extra cost.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY OPTIONS
You choose one of three policy options when you apply for a policy. Your choice will determine the fees and charges deducted from your policy and may not be changed:

[diamond] POLICY OPTION A
          has the highest initial surrender and premium expense charges, but lower account value requirements for a reduced mortality and expense risk charge.

[diamond] POLICY OPTION B
          reduces initial surrender charges and premium expense charges, but increases the account value requirements for reduced mortality and expense risk charges.

[diamond] POLICY OPTION C
          further reduces initial surrender charges and premium expense charges over Option B, but also further increases the account value requirements for reduced mortality and expense risk charges.

You can use the following charts to compare the effect your choice has on fees and charges.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. Surrender charges apply during the first 15 years under Policy Option A, during the first 10 years under Policy Option B, and during the first 5 years under Policy Option C; therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the cash surrender value is enough to pay the monthly charges incurred under the policy. If the cash surrender value is no longer enough to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the PHLVIC Variable Universal Life Account may be found in the funds' prospectuses. Each investment portfolio is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any investment portfolio will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES, AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THERE ARE TWO TABLES DESCRIBING THE CHARGES AS THEY APPLY TO EACH POLICY OPTION. THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                       POLICY OPTION A - TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PREMIUM EXPENSE CHARGE(1)        Upon premium payment         We charge up to 50% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

SURRENDER CHARGE(2)              Upon Full Surrender          We charge up to 2 times the Target Annual Premium, or "TAP." The TAP is established at issue by an arithmetic formula based on personal
                                 Charge does not apply to a   information (age, gender, risk class) and the face amount of
                                 policy lapse                 insurance coverage. A complete display of the surrender charges are provided in the contract.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would a
                                 reduction In the policy      apply to a full surrender
                                 face amount
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender                                        $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------


(1) The maximum premium expense charge applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We charge a premium expense charge of 6% of premiums in excess of TAP during the first policy year, and on all other premiums. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, the policy option you select, and the ages of the people insured by the policy. We provide a table of the premium expense charges for each policy option in the "Charges and Deductions" section.
(2) The maximum surrender charge applies during the 7 years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 16th policy year. We provide a year-by-year table of maximum surrender charges in the "Charges and Deductions" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

      POLICY OPTION A - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum                                       $0.0001 - $55.00 per $1,000 of amount at risk.(5) We will increase
    Charges                                                   this charge as the insured people age.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.0006 per $1,000 of amount at risk.(5) We will increase this charge
    and female age 42 both in                                 as they age.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE(2)         On each monthly processing   $0.01 per $1,000.00 of face amount for the first 15 policy years.
                                 day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On policy date and monthly   We charge a maximum of 0.08% of the average daily balance each month.
CHARGE(3)                        on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)    Interest accrues daily is    The maximum net cost to the policy is 2% of the loan balance on an
                                 due on each Policy           annual basis.
                                 Anniversary. If not paid
                                 on that date, the accrued
                                 interest will be treated
                                 as another loan against
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes                        to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

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                                                     OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.0001 - $83.33 per $1,000 of term rider benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.0004 per $1,000 of term rider benefit
    and female age 42 both in
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and    $0.01 per $1,000 of total face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider. It is available on    Benefits."
                                 a state-by-state basis
-------------------------------- ---------------------------- ----------------------------------------------------------------------
UNIVERSAL LIFE CONVERSION        We do not charge for this    No charge. We describe this rider later under "Additional Rider
OPTION                           rider. It is available on    Benefits."
                                 a state-by-state basis

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONDITIONAL EXCHANGE OPTIONS     On Rider Policy Date, and    $0.03 per $1,000 of total face amount.
RIDER                            monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this    No charge, but you must provide evidence of insurability.
                                 rider. It is available on
                                 a state-by-state basis
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum                                       $0.0004 - $6.15 per $1,000 of total face amount.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age                                    $0.003 per $1,000 of total face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CREDIT OF MONTHLY SPECIFIED      On Rider Policy Date, and
AMOUNT UPON DEATH OF COVERED     monthly on each Monthly
INSURED RIDER(1)                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.34 - $28.25 per $1,000 of annual benefit for a coverage period of
    Charges                                                   15 years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $1.50 and $0.92 respectively, per $1,000 of annual benefit for a
    and female age 42 both in                                 coverage period of 15 years.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER (6)     On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    and female age 42 both in
    the nonsmoker premium class


------------------------------------------------------------------------------------------------------------------------------------


(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class), the policy year and the net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed cost of insurance. We will provide more detailed information concerning your cost of insurance is upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) We will never charge more than $75 per month.
(3) Your policy may have lower mortality and expense risk charges depending on the non-loaned policy value. We provide a schedule of mortality and expense risk charges in the "Charges and Deductions" section. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) The net cost to the policy is the difference between the loan rate we charge (from 2% to 5%) and the rate we credit amounts equal to the loan transferred to the loaned portion of the Guaranteed Interest Account (from 2% to 3%) as collateral. We provide more information in the "Loans" section.
(5) "Amount at risk" is the difference between the death benefit that would be payable and the policy value.
(6) This charge depends on age at issue but does not increase.

                       POLICY OPTION B - TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

PREMIUM EXPENSE CHARGE(1)        Upon premium payment         We charge up to 25% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE(2)              Upon Full Surrender          We charge up to the Target Annual Premium, or "TAP." The TAP is established at issue by an arithmetic formula based on personal
                                 Charge does not apply to a   information (age, gender, risk class) and the face amount of
                                 policy lapse                 insurance coverage. A complete display of the surrender charges are provided in the contract.

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender.
                                 face amount
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender                                        $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------


(1) The maximum premium expense charge applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We charge a premium expense charge of 6% of premiums in excess of TAP during the first policy year. During the second through the seventh policy years we deduct a reduced premium expense charge of 11% of all premiums up to the TAP, and 6% on all premiums in excess of TAP. Beginning in the eighth policy year we charge 6% of all premiums. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, the policy option you select, and the ages of the people insured by the policy. We provide a table of the premium expense charges for each policy option in the "Charges and Deductions" section.
(2) The maximum surrender charge applies during the 5 years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 11th policy year. We provide a year-by-year table of maximum surrender charges in the "Charges and Deductions" section.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

      POLICY OPTION B - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum                                       $0.0001 - $55.00 per $1,000 of amount at risk.(5) We will increase
    Charges                                                   this charge as the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.0006 per $1,000 of amount at risk.(5) We will increase this charge
    and female age 42 both in                                 as they age.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE(2)         On each monthly processing   $0.01 per $1,000.00 of face amount for the first 15 policy years.
                                 day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On policy date and monthly   We charge a maximum of 0.08% of the average daily balance each month.
CHARGE(3)                        on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)    Interest accrues daily is    The maximum net cost to the policy is 2% of the loan balance on an
                                 due on each Policy           annual basis.
                                 Anniversary. If not paid
                                 on that date, the accrued
                                 interest will be treated
                                 as another loan against
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes                        to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.0001 - $83.33 per $1,000 of term rider benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male age 45                                 $0.0004 per $1,000 of term rider benefit.
    and female age 42 both in
    the nonsmoker premium class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and    $0.01 per $1,000 of total face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider. It is available on    Benefits."
                                 a state-by-state basis
-------------------------------- ---------------------------- ----------------------------------------------------------------------
UNIVERSAL LIFE CONVERSION        We do not charge for this    No charge. We describe this rider later under "Additional Rider
OPTION                           rider. It is available on    Benefits."
                                 a state-by-state basis

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONDITIONAL EXCHANGE OPTIONS     On Rider Policy Date, and    $0.03 per $1,000 of total face amount.
RIDER                            monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this    No charge, but you must provide evidence of insurability.
                                 rider. It is available on
                                 a state-by-state basis
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.0004 - $3.07 per $1,000 of total face amount.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male age                                    $0.003 per $1,000 of total face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CREDIT OF MONTHLY SPECIFIED      On Rider Policy Date, and
AMOUNT UPON DEATH OF COVERED     monthly on each Monthly
INSURED RIDER1                   Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.34 - $28.25 per $1,000 of annual benefit for a coverage period of
    Charges                                                   15 years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $1.50 and $0.92 respectively, per $1,000 of annual benefit for a
    and female age 42 both in                                 coverage period of 15 years.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER (6)     On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    and female age 42 both in
    the nonsmoker premium class

------------------------------------------------------------------------------------------------------------------------------------


(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class), the policy year and the net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed cost of insurance. We will provide more detailed information concerning your cost of insurance is upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) We will never charge more than $75 per month.
(3) Your policy may have lower mortality and expense risk charges depending on the non-loaned policy value. We provide a schedule of mortality and expense risk charges in the "Charges and Deductions" section. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
4) The net cost to the policy is the difference between the loan rate we charge (from 2% to 5%) and the rate we credit amounts equal to the loan transferred to the loaned portion of the Guaranteed Interest Account (from 2% to 3%) as collateral. We provide more information in the "Loans" section.
(5) "Amount at risk" is the difference between the death benefit that would be payable and the policy value.
(6) This charge depends on age at issue but does not increase.

                       POLICY OPTION C - TRANSACTION FEES

-------------------------------- ---------------------------- ----------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------

PREMIUM EXPENSE CHARGE(1)        Upon premium payment         We charge up to 20% of the premium payment.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
SURRENDER CHARGE(2)              Upon Full Surrender          We charge up to 35% of the Target Annual Premium, or "TAP." The TAP
                                                              is established at issue by an arithmetic formula based on
                                 Charge does not apply to a   personal information (age, gender, risk class) and the face amount of
                                 policy lapse                 insurance coverage. A complete display of the surrender charges are provided in the contract.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER CHARGE         Upon Partial Surrender or    A pro rata portion of the applicable surrender charge that would
                                 a reduction In the policy    apply to a full surrender. face amount

-------------------------------- ---------------------------- ----------------------------------------------------------------------
PARTIAL SURRENDER FEE            Upon Partial Surrender                                        $25
-------------------------------- ---------------------------- ----------------------------------------------------------------------
TRANSFER CHARGE                  Upon Transfer                At present, we do not charge for transfers between investment options; however, we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------- ---------------------------- ----------------------------------------------------------------------


(1) The maximum premium expense charge applies only during the first policy year and only on premium amounts up to the Target Annual Premium ("TAP"). We charge a premium expense charge of 5% of premiums in excess of TAP during the first policy year, and on all other premiums. We will determine the TAP before we issue the policy, and it will be based on the policy face amount, the policy option you select, and the ages of the people insured by the policy. We provide a table of the premium expense charges for each policy option in the "Charges and Deductions" section.
(2) The maximum surrender charge applies during the 3 years after we issue the policy. After that the surrender charge decreases each year, eventually becoming 0% in the 6th policy year. We provide a year-by-year table of maximum surrender charges in the "Charges and Deductions" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

      POLICY OPTION C - PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
COST OF INSURANCE(1)             On Policy Date and monthly
                                 on each Monthly Calculation
                                 Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum                                       $0.0001 - $55.00 per $1,000 of amount at risk.(5) We will
    Charges                                                   increase this charge as the insured people age.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.0006 per $1,000 of amount at risk.(5) We will increase this charge
    and female age 42 both in                                 as they age.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
ADMINISTRATIVE CHARGE(2)         On each monthly              $0.01 per $1,000.00 of face amount for the first 15 policy years.
                                 processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
MORTALITY AND EXPENSE RISK       On policy date and monthly   We charge a maximum of 0.08% of the average daily balance each month.
CHARGE(3)                        on policy processing day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LOAN INTEREST RATE CHARGED(4)    Interest accrues daily is    The maximum net cost to the policy is 2% of the loan balance on an
                                 due on each Policy           annual basis.
                                 Anniversary. If not paid
                                 on that date, the accrued
                                 interest will be treated
                                 as another loan against
                                 the policy.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
OTHER TAX CHARGES                When we become liable for    We currently do not charge for taxes, however we reserve the right
                                 taxes                        to impose a charge should we become liable for taxes in the future.
                                                              Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.

------------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE BENEFITS
------------------------------------------------------------------------------------------------------------------------------------
ESTATE TERM RIDER(1)             On Rider Policy Date and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum Charges                               $0.0001 - $83.33 per $1,000 of term rider benefit.
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male age 45                                 $0.0004 per $1,000 of term rider benefit.
    and female age 42 both in
    the nonsmoker premium class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
GUARANTEED DEATH BENEFIT RIDER   On Rider Policy Date, and    $0.01 per $1,000 of total face amount.
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
LIFEPLAN OPTIONS RIDER           We do not charge for this    No charge. We describe this rider later under "Additional Rider
                                 rider. It is available on    Benefits".
                                 a state-by-state basis
-------------------------------- ---------------------------- ----------------------------------------------------------------------
UNIVERSAL LIFE CONVERSION        We do not charge for this    No charge. We describe this rider later under "Additional Rider
OPTION                           rider. It is available on    Benefits".
                                 a state-by-state basis
-------------------------------- ---------------------------- ----------------------------------------------------------------------
CONDITIONAL EXCHANGE OPTIONS     On Rider Policy Date, and    $0.03 per $1,000 of total face amount.
RIDER                            monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
POLICY SPLIT OPTION RIDER        We do not charge for this    No charge, but you must provide evidence of insurability.
                                 rider. It is available on
                                 a state-by-state basis
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            CHARGE                      WHEN DEDUCTED                                    AMOUNT DEDUCTED
-------------------------------- ---------------------------- ----------------------------------------------------------------------
FOUR-YEAR SURVIVORSHIP           On Rider Policy Date, and
TERM RIDER(1)                    monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.0004 - $3.07 per $1,000 of total face amount.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Example for a male age                                    $0.003 per $1,000 of total face amount.
    45 and female age 42 both
    in the nonsmoker
    premium class

-------------------------------- ---------------------------- ----------------------------------------------------------------------
CREDIT OF MONTHLY SPECIFIED      On Rider Policy Date, and
AMOUNT UPON DEATH OF COVERED     monthly on each Monthly
INSURED RIDER(1)                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Minimum and Maximum                                       $0.34 - $28.25 per $1,000 of annual benefit for a coverage period of
    Charges                                                   15 years.
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $1.50 and $0.92 respectively, per $1,000 of annual benefit for a
    and female age 42 both in                                 coverage period of 15 years.
    the nonsmoker premium class
-------------------------------- ---------------------------- ----------------------------------------------------------------------
DISABILITY BENEFIT RIDER (6)     On Rider Policy Date, and
                                 monthly on each Monthly
                                 Calculation Day
-------------------------------- ---------------------------- ----------------------------------------------------------------------

    Minimum and Maximum                                       $0.22 - $0.82 per $100 of annual benefit.
    Charges
-------------------------------- ---------------------------- ----------------------------------------------------------------------
    Example for a male age 45                                 $0.33 and $0.36 respectively, per $100 of annual benefit.
    and female age 42 both in
    the nonsmoker premium class

------------------------------------------------------------------------------------------------------------------------------------


(1) These charges will depend on the personal information of those insured under the policy (i.e. age, gender and premium class), the policy year and the net amount at risk, and the policy face amount. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the maximum guaranteed cost of insurance. We will provide more detailed information concerning your cost of insurance is upon request. Before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the personal information of those to be insured by the policy, the death benefit option, face amount, planned periodic premiums, and any optional riders you request.
(2) We will never charge more than $200 per month. Your policy may have lower mortality and expense risk charges depending on the non-loaned policy value. We provide a schedule of mortality and expense risk charges in the "Charges and Deductions" section. We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) The net cost to the policy is the difference between the loan rate we charge (from 2% to 5%) and the rate we credit amounts equal to the loan transferred to the loaned portion of the Guaranteed Interest Account (from 2% to 3%) as collateral. We provide more information in the "Loans" section.
(5) "Amount at risk" is the difference between the death benefit that would be payable and the policy value.
(6) This charge depends on age at issue but does not increase.



THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                            MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                              Minimum                            Maximum

Total Annual Fund Operating Expenses(1)                                        0.32%              -               22.60%
(expenses that are deducted from a fund's assets,
including management fees, distribution and/or
12 b-1 fees, and other expenses)



(1) We have provide the total and net fund operating expenses for each available investment portfolio in the following tables.


ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)
------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%

------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond            0.50%(7)        N/A            0.45% (2)               0.95%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(8)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.

(7) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%

Phoenix-Goodwin Multi-Sector Short Term Bond  (0.75%)        0.20%   Phoenix-MFS Value                        (1.59%)       1.00%

Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%     Small-Cap Value                        (0.34%)       1.30%
                                                                     Phoenix-State Street Research
                                                                       Small-Cap Growth                       (8.33%)       1.00%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------

Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------

THE RYDEX VARIABLE TRUST FUND
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A        0.85%(9)     1.75%          (0.00%)         1.75%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.97%        1.72%          (0.00%)         1.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.79%        1.69%          (0.00%)         1.69%

----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------

Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --(10)

----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.

(9)  Other operating expenses are estimated.
(10) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
PHL Variable Insurance Company is a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Throughout this prospectus we will refer to PHL Variable Insurance Company as "PHL Variable" and in the first person (i.e. as "we", "us", "our").


THE PHLVIC VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
PHL Variable Insurance Company established the Account as a separate account under Connecticut insurance law on September 10, 1998. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management, investment practices or policies of the Account or of PHL Variable.

All income, gains or losses of the Account are credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of PHL Variable. The assets of the Account may not be charged with liabilities arising out of any other business we conduct. PHL Variable is responsible for all obligations under the policies.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

PHL Variable does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts; however, we vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;

2) the ratification of the independent accountants for the fund;

3) approval or amendment of investment advisory agreements;

4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain an available fund's prospectus by contacting VULA at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greatest of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We impose a charge on premiums paid on the policy to help reimburse the Company for a variety of expenses we incur in selling the policy (e.g., commissions, advertising and printing).

The premium expense charge is assessed according to the following schedule:

                PREMIUM EXPENSE CHARGES DEDUCTED
                     FROM ALL PREMIUMS PAID

                              Option A    Option B    Option C
                              --------    --------    --------
Policy year 1 payments up
to first TAP*:                  50%         25%          20%

Policy year 1 payments in
excess of TAP:                   6%          6%          5%

Policy years 2 to 7
Payment up to TAP:               6%         11%          5%

Policy years 2 to 7
Payment in excess of  TAP:       6%          6%          5%

Policy years 8 on:               6%          6%          5%

*We will establish the Target Annual Premium, or TAP, when we issue the policy. The TAP will be the same for all 3 Policy Options, and will be based on the insured persons' genders, ages and risk classifications.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from the subaccounts and the non-loaned portion of the Guaranteed Interest Account according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the amount at risk. The amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured persons' gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans. We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, adjusted for risk classifications. We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

[diamond] ADMINISTRATIVE EXPENSE CHARGE. We deduct a charge to compensate us for the costs incurred administering the policies. It applies during the first 15 years the policy is in force. This charge is made per thousand dollars of face amount and depends on your policy option:

          -----------------------------------------------------------
                                Charge per $1,000      Maximum each
                               of base face amount        month
          ------------------- --------------------- -----------------
          Policy Option A             $.01                $75
          ------------------- --------------------- -----------------
          Policy Option B             $.01                $75
          ------------------- --------------------- -----------------
          Policy Option C             $.08                $200
          -----------------------------------------------------------

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If the expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge that depends on how your non-loaned policy value compares to your policy's face amount. Non-loaned policy values above certain amounts (thresholds) qualify you for more favorable (lower) charges. Thresholds for lower charges depend on the policy option you choose as outlined in the following chart.

-----------------------------------------------------------------
 NON-LOANED POLICY VALUE AS A PERCENTAGE OF TOTAL     MORTALITY
                POLICY FACE AMOUNT(1)                 & EXPENSE
                                                      CHARGE(2)
---------------------------------------------------- ------------
    Option A          Option B         Option C
------------------ ---------------- ---------------- ------------
less than 20%      less than 30%    less than 50%       .075%
------------------ ---------------- ---------------- ------------
greater than or    greater than     greater than
equal to 20%,      or equal to      or equal to         .050%
but less than 40%  30%, but less    50%, but less
                   than 60%         than 100%
------------------ ---------------- ---------------- ------------
40% or more        60% or more      100% or more        .025%
-----------------------------------------------------------------

(1) Total policy face amount is the sum of the base policy face amount plus the face amount of any Estate Term rider you elect.
(2) These rates are current and are not guaranteed.


[diamond] COST OF OPTIONAL INSURANCE BENEFITS Some of the available rider benefits you may choose incur an additional monthly charge. Each rider is available only if it is approved for use in your state.

The Phoenix Edge(R) - SVUL policy has three riders available at no additional charge:

[diamond] LifePlan Options Rider

[diamond] Universal Life Conversion Option

[diamond] Policy Split Option - do not charge for this rider, but you must provide proof of insurability when you exercise the option.

We charge for providing benefits under the following riders:

[diamond] Estate Term Rider charges vary based on age, gender, risk classification and rider face amount. Charges will increase as the insured people age.

[diamond] Guaranteed Death Benefit Rider charges is $0.01 per $1,000 of total face amount. Total face amount is equal to the base policy face amount plus the face amount of any Estate Term Rider.

[diamond] Conditional Exchange Option Rider charges is $0.03 per $1,000 of total face amount.

[diamond] Four Year Survivorship Term Rider charges depends on the age and risk classification(s) of the person or people insured and the face amount of coverage.

[diamond] Credit of Monthly Specified Amount upon Death of Covered Insured Rider charges vary based on the age(s), and risk classification(s) of those insured, and are also dependent on the single-life insurance rates and value of the remaining benefits.

[diamond] Disability Benefit Rider charges vary based on the age, and risk classification of the person insured and on the amount of the specified monthly benefit.

LOAN INTEREST CHARGED
We charge your policy for outstanding loans at the rates illustrated in the tables below. As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account. The difference is to compensate us for costs associated with administering the loans. These rates apply until the person insured reaches age 65.

---------------------------------------------------------------
               LOAN INTEREST RATE       RATE WE CREDIT THE
               CHARGED                  LOANED PORTION OF THE
                                        GUARANTEED INTEREST
                                        ACCOUNT
------------- -------------------------------------------------
POLICY           MOST                     MOST
YEARS:          STATES     NJ AND TX     STATES      NJ AND TX
------------- ----------- ------------ ------------ -----------

1-10              4%          5%           2%           3%
------------- ----------- ------------ ------------ -----------
11-16             3%          4%           2%           3%
------------- ----------- ------------ ------------ -----------
16+               2%          3%           2%           3%
---------------------------------------------------------------
Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


CONDITIONAL CHARGES
We impose some other charges only if certain events occur:


[diamond] SURRENDER CHARGE. The surrender charge applies if you surrender the policy for its cash surrender value or allow the policy to lapse. Your choice of Policy Option determines your surrender charge schedule. The maximum surrender charges that your policy might pay in a given policy year are illustrated in the following Surrender Charge Table. The amount you would actually pay depends on the policy month and may be less than shown. The actual surrender charge will never exceed policy value, therefore, we will never require you to submit an additional payment in order to surrender your policy. We will provide a complete month-by-month surrender charge table in your policy's schedule pages.

          --------------------------------------------------------
                          SURRENDER CHARGE TABLE
          --------------------------------------------------------
              POLICY      SURRENDER CHARGE AS A PERCENTAGE OF TAP*
              YEARS         POLICY       POLICY         POLICY
                           OPTION A     OPTION B       OPTION C

                1            200%         100%           35%
                2            200%         100%           35%
                3            200%         100%           35%
                4            200%         100%           24%
                5            200%         100%           12%
                6            200%          98%            0%
                7            200%          74%            0%
                8            196%          50%            0%
                9            166%          26%            0%
                10           142%          11%            0%
                11           118%          0%             0%
                12           94%           0%             0%
                13           70%           0%             0%
                14           46%           0%             0%
                15           22%           0%             0%
                16+           0%           0%             0%

          *Target Annual Premium (TAP) is established at the time of policy issue by an arithmetic formula based on personal information (age, gender, risk class) and policy face amount.


          A pro rata portion of the surrender charge will be deducted from your policy value in direct proportion to any decrease in face amount. Face amount reductions may result if you request a decrease in face amount, request a death benefit option change or make a partial withdrawal.

[diamond] PARTIAL WITHDRAWAL FEE. Should you withdraw a portion of your policy value, we may deduct a $25 fee from your policy value. A portion of the surrender charge may also apply.

[diamond] SAMPLE SURRENDER CHARGES FOR POLICY OPTION A. We provide the first year surrender charge calculations in order to illustrate how the Target Annual Premium (TAP) and the surrender charge can vary in relation to the insured persons' ages and gender. The examples given are for non-smokers.

          o The sample policy's initial face amount is $1 million.

          ------------------------------------------------------------
               FIRST INSURED/        TARGET ANNUAL       FIRST YEAR
               SECOND INSURED           PREMIUM          SURRENDER
          ------------------------       (TAP)            CHARGE*
              AGE        GENDER
          ---------- ------------- ----------------- -----------------
              45      Male
          ---------- -------------      $8,018           $16,036
              45          Female
          ---------- ------------- ----------------- -----------------
              55      Male
          ---------- -------------     $14,932           $26,030
              55          Female
          ---------- ------------- ----------------- -----------------
              65      Male
          ---------- -------------     $28,964           $36,508
              65          Female
          ------------------------------------------------------------

          * The first year surrender charge is equal to 2 times TAP, subject to maximums permitted under state insurance law.

          The actual surrender charge you will pay can never be more than your policy value. We will never require you to make an additional payment in order to surrender your policy.

[diamond] TRANSFER CHARGE
          Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER TAX CHARGES
Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may however, make such a charge in the future for these or any other taxes attributable to the Account.

FUND CHARGES
As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

These fund charges and other expenses are described more fully in the fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, BENEFICIARY

OWNER The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED The insured are the people on whose lives the policy is issued. You name the insured in the application for the policy. We will not issue a policy if the younger person to be insured is 85 or older, or if the older person to be insured is 90 or older. We will require that you provide evidence that the people to be insured are, in fact, insurable. This will usually require a medical examination.

BENEFICIARY The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to VULA. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the second person insured dies, unless you have given us different instructions, we will pay you the death benefit. If you are deceased, it will be paid to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES We base our rates on the insured persons' gender(s), attained age(s), and risk class(es). We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class(es) of the people to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We will accept payment with your application and allocate the premium as described below. We retain the right to refuse to process your application within seven days after we receive it. Should we decline to process your application, we will return the premium you paid. We retain the right to decline to issue your policy even if we have approved your application for processing. Should we decline to issue your policy, we will refund to you the same amount we would refund had the policy been issued and returned during your "right to cancel" period.

ELIGIBLE PURCHASERS Any two people who are at least 18 years old, the younger below the age of 85 and the older below the age of 90 are eligible to be insured under a newly purchased policy after you provide suitable evidence of insurability. You must have an insurable interest in the lives to be insured and the consents of both people.

PREMIUM PAYMENTS The Phoenix Edge(R) - SVUL is a flexible premium survivorship variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate your premium into one or more of several subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of the funds. The policy value varies according to the investment performance of the series to which premiums have been allocated.

A number of factors concerning the people you insure and the policy features you desire will affect our required issue premium. The age, gender, and risk class of each life can affect the issue premium, as can policy features such as the face amount and added benefits.

The issue premium is due on the policy date. Both people must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions when we receive your completed application. We may issue some policies with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net issue premium and the net of other premiums paid during your right to cancel period to the Phoenix-Goodwin Money Market subaccount. When your right to cancel expires we allocate the policy value among the subaccounts and/or the Guaranteed Interest Account according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $25. The policy contains a total premium limit as shown on the schedule page. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

PAYMENT BY CHECK We may wait to credit your policy if you pay by check until your check has cleared your bank.

AUTOMATED PAYMENTS You may elect to have us deduct periodic premium payments directly from your bank account. The minimum we will withdraw under such a plan is $25 per month.

ALLOCATION OF PREMIUM We will generally allocate the issue premium less applicable charges to the Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a policy. However, policies issued in certain states and policies issued in certain states pursuant to applications which state the policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during your right to cancel period) to the Phoenix-Goodwin Money Market Subaccount of the Account and, at the expiration of the right to cancel period, the policy value of the Phoenix-Goodwin Money Market Subaccount is allocated among the subaccounts of the Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

Premium payments received by us will be reduced by applicable state premium tax and by 1.50% for federal tax charges. The issue premium also will be reduced by the issue expense charge deducted in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to PHL Variable upon policy lapse or termination.

Premium payments received during a grace period, after deduction of state and federal tax charges and any sales charge, will first be used to cover any monthly deductions during the grace period. Any balance will be applied on the payment date to the various subaccounts of the Account or to the Guaranteed Interest Account, based on the premium allocation schedule elected in the application for the policy or by your most recent instructions. See "Transfer of Policy Value--Nonsystematic Transfers."

POLICY REFUND Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. For policies other than those issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned policy:

(1) the current policy value less any unpaid loans and loan interest; plus

(2) any monthly deductions, partial surrender fees and other charges made under the policy.

For policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unpaid loans and loan interest and less any partial surrender amounts paid.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the policy. If we decline to issue the policy, we will refund to you the same amount as would have been refunded under the policy had it been issued but returned for refund while you have your right to cancel.


GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits under certain circumstances. We may also postpone subaccount transfers under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Estate Term. This rider provides annually renewable term insurance coverage to age 100 of the younger of the insured persons. The rider has a target face amount that can be increased under Death Benefit Option 1. Four increase options are available:

          1. Premiums Paid Increases - provides a monthly increase equal to the premiums paid for the previous policy month.

          2. Percentage Increase - allows the total death benefit to increase each year by a whole percentage up to 5%.

          3. Dollar Increase - allows the total death benefit to increase each year by an annually fixed dollar amount.

          4. Varying Schedule Increases - provides a schedule of varying amounts to increase the total death benefit up to 10% each year.

          We assess cost of insurance charges for the rider.

[diamond] Guaranteed Death Benefit. This rider guarantees the face amount of coverage even if the policy value is insufficient to cover the monthly deduction.

          We will set a monthly guaranteed premium based on the age, gender and risk class of the insured people, the policy's face amount how long it has been in force.

          The rider will remain in effect if the conditions of the Total Cumulative Premiums Test are met monthly. Otherwise, the rider will lapse and the underlying policy will continue without the rider benefits or charges.

          o Total Cumulative Premiums Test - the total premium paid less the sum of all surrender amounts is not less than the cumulative sum of all monthly guarantee premiums since policy issue.

[diamond] LifePlan Options. Subject to various limitations as set forth in the rider, the following favorable policy options may be exercised or elected on the 5th, 10th and 15th year policy anniversaries:

          1. An option to increase the total face amount of the policy by up to $1,000,000 without a medical exam requirement, while other traditional underwriting rules will still apply.

          2. An option to reduce the base policy face amount up to 50% without incurring a partial surrender charge.

          3. An option to exchange the policy for an annuity without incurring a surrender charge. This option is not available until the 10th policy anniversary.

          4. An option to split the policy into single-life policies without incurring a surrender charge and without a medical exam requirement, while other traditional underwriting rules will still apply.

          We do not charge for this rider.

[diamond] Universal Life Conversion Option. This rider permits you to convert your variable universal life policy to a fixed benefit universal life policy. We will pay a fixed minimum interest rate on the value transferred to the new universal life policy. You may make this election on or after the 15th policy anniversary. We do not charge for this rider.

[diamond] Conditional Exchange Option. This rider provides for the exchange of the policy for two new single life policies, without evidence of insurability, for either of the following events:

          1. the insured people divorce each other; or

          2. a major change in federal estate tax law.

          Both of those insured must be living on the date of exchange and there must continue to be an insurable interest. We assess additional cost of insurance charges for this rider.

[diamond] Policy Split Option. This rider allows you to exchange your policy for two single life policies on the lives of the same people insured under this policy. You may split the policy by any percentage subject to our minimum requirements for single life policies. We do not charge for this rider, but you must provide us with satisfactory evidence of insurability.

[diamond] Four Year Survivorship Term. This rider provides a level death benefit on the second death if both the insured people die within four years of policy issue. This rider is not convertible into any other policy or coverage. The rider's face amount will be up to 125% of the policy's initial face amount. We assess additional cost of insurance charges for this rider.

[diamond] Credit of Monthly Specified Amount upon Death of Covered Insured. You may elect this rider to cover either one or both of the insured lives. Upon a covered person's death, we will credit an amount specified in the rider to the policy each month. We will treat this credit as though you have paid it as a premium (i.e., subject to the premium expense charge and your policy's total premium limit). You will designate a coverage period upon policy issue. This rider terminates upon a covered person's death or at the end of the coverage period, whichever comes first. We assess additional cost of insurance charges for this rider.

[diamond] Disability Benefit. You may elect this rider to cover one or both of the insured lives. Should a covered person become disabled before age 65, we will credit an amount specified in the rider to your policy each month. After the insured person reaches age 60, payments are limited to one year or until that person reaches age 65, if sooner.

          This rider terminates for each person upon reaching age 65. However, benefits will continue to be paid for the covered person's lifetime if he or she has been continuously disabled under the terms of the rider from attained age 60 to age 65. We assess additional cost of insurance charges for this rider.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy, and are permitted to change it. If you fail to choose, we will use Death Benefit Option 1.

Death Benefit Option 1 will pay the policy's face amount on the date of the second insured person's death but not less than the minimum death benefit.

Death Benefit Option 2 will pay the policy's face amount plus the policy value on the date of the second insured person's death but not less than the minimum death benefit.

We will determine the minimum death benefit by increasing the policy value on the date of death using the applicable percentage as shown by a table in your policy. The applicable percentage will be based on the younger insured person's attained age at the beginning of the policy year in which the second death occurs.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $250,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request. A partial surrender charge will be deducted from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction. The fraction is equal to the decrease in face amount divided by the face amount of the policy before the decrease.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this policy, the death proceeds will be paid upon the death of the last surviving insured.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If the policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT AMOUNT
We will make the death benefit payment based on the death benefit option in effect at the time.

-------------------------- -----------------------------------
                           Value we apply to payment option
-------------------------- -----------------------------------
Death Benefit Option 1     Policy face amount
-------------------------- -----------------------------------
Death Benefit Option 2     Policy face amount plus policy
                           value
-------------------------- -----------------------------------

We will pay the minimum death benefit if it is greater under your chosen option.

The cash surrender value is the maximum payable for surrender.


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.


PAYMENT OPTIONS
All or part of the surrender or death proceeds of a policy may be applied under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

[diamond] 10 years; or
[diamond] 20 years; or
[diamond] until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as at least one insured person is living and the policy is in force. The amount available for surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
You may fully surrender your policy by sending the policy to us along with the written release and surrender of all claims in a form satisfactory to us at VPMO.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. You must submit a written request to VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the following amounts from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions. A partial surrender will reduce your policy value by the sum of the:

o Partial Surrender Amount - the portion of the cash surrender value you choose, but not less than $500; plus
o  Partial Surrender Fee of $25; plus
o Pro rated Surrender Charge. We deduct a pro rata portion of the surrender charge that would apply to a full surrender.

We will reduce your policy's cash value by the partial surrender amount paid plus the partial surrender fee. If your policy has Death Benefit Option 1, we will reduce your policy's face amount by the same amounts as described above for the reduction of policy value.


TRANSFER OF POLICY VALUE


TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by either writing to VPMO or calling VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute telephone transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit.

TELEPHONE TRANSFERS
We will accept telephone instructions on your behalf from your registered representative. You must send us a written request if you do not want your registered representative to have this ability.

PHL Variable and PEPCO, our national distributor, will use reasonable procedures to confirm that telephone instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all telephone transfers. PHL Variable and PEPCO may be liable for following unauthorized telephone instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

We may modify or terminate your telephone transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]  $25 monthly              [diamond] $150 semiannually
[diamond]  $75 quarterly            [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to VPMO, or calling VULA (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to VPMO or calling VULA (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.

Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

If your policy is issued with a Temporary Money Market Allocation Amendment, you may not make any transfers until your right to cancel the policy expires.


LOANS
You may generally borrow up to 90% of your policy's cash surrender value. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as monthly deductions.

We charge interest on the loan at annual rates given below, compounded daily and payable in arrears:

-----------------------------------------------------------
                                             NEW JERSEY
 POLICY YEARS          MOST STATES(1)        & TEXAS(2)
-----------------------------------------------------------

1-10:                      4%                   5%
11-15:                     3%                   4%
16 and after:              2%                   3%
-----------------------------------------------------------


(1) We credit the loaned portion of the Guaranteed Interest Account at 2% for these policies.
(2) We credit the loaned portion of the Guaranteed Interest Account at 3% for those policies.


At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2% (3s% in New Jersey), compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will apply the excess among the investment options according to your most recent premium allocation schedule on file.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. A policy loan can also have an effect on the policy's death benefit since we subtract any outstanding loans and loan interest from policy value before we determine the payable benefit.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, during the first seven policy years, the policy value is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If, at any time after the first seven policy years, the cash value is less than the required monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable. The benefit payment under the Living Benefits Rider is not considered a partial surrender.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the people insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) - SVUL) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period. In addition, the unaudited interim financial statements of PHL Variable Insurance Company as of March 31, 2003 and the results of its operations and its cash flows for the periods indicated also appear in the Statement of Additional Information.

APPENDIX A - INVESTMENT OPTIONS
-------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                      Domestic  Domestic  Domestic   Growth         International  Money
             Series                             Bond   Blend     Growth    Value    & Income  Index    Growth      Market Specialty

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                          |X|
Phoenix-AIM Mid-Cap Equity                               |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                       |X|
Phoenix-Alliance/Bernstein Growth + Value                          |X|       |X|
Phoenix-Duff & Phelps Real Estate Securities                                           |X|
Phoenix-Engemann Capital Growth                          |X|
Phoenix-Engemann Small & Mid-Cap Growth                  |X|
Phoenix-Goodwin Money Market                                                                                        |X|
Phoenix-Goodwin Multi-Sector Fixed Income         |X|

Phoenix-Goodwin Multi-Sector Short Term Bond      |X|

Phoenix-Hollister Value Equity                                               |X|
Phoenix-Janus Flexible Income                     |X|
Phoenix-Kayne Large-Cap Core                             |X|
Phoenix-Kayne Small-Cap Quality Value                                        |X|
Phoenix-Lazard International Equity Select                                                              |X|
Phoenix-Lazard Small-Cap Value                                               |X|
Phoenix-Lazard U.S. Multi-Cap                                                |X|
Phoenix-Lord Abbett Bond-Debenture                |X|
Phoenix-Lord Abbett Large-Cap Value                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                            |X|
Phoenix-MFS Investors Growth Stock                                 |X|
Phoenix-MFS Investors Trust                                                            |X|
Phoenix-MFS Value                                                            |X|
Phoenix-Northern Dow 30                                                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                            |X|
Phoenix-Oakhurst Growth and Income                                                     |X|
Phoenix-Oakhurst Strategic Allocation                                                  |X|
Phoenix-Sanford Bernstein Global Value                                                                  |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                      |X|
Phoenix-Sanford Bernstein Small-Cap Value                                    |X|
Phoenix-Seneca Mid-Cap Growth                                      |X|
Phoenix-Seneca Strategic Theme                                     |X|
Phoenix-State Street Research Small-Cap Growth                     |X|
AIM V.I. Capital Appreciation Fund                                 |X|
AIM V.I. Premier Equity Fund                             |X|
Alger American Leveraged AllCap Portfolio                          |X|
Federated Fund for U.S. Government Securities II  |X|
Federated High Income Bond Fund II                |X|
VIP Contrafund(R) Portfolio                                        |X|
VIP Growth Opportunities Portfolio                                 |X|
VIP Growth Portfolio                                               |X|
Mutual Shares Securities Fund                                                          |X|
Templeton Foreign Securities Fund                                                                       |X|
Templeton Growth Securities Fund                                                                        |X|

Rydex Variable Trust Juno Fund                                                                                              |X|
Rydex Variable Trust Nova Fund                                                                  |X|
Rydex Variable Trust Sector Rotation                                                                                        |X|
 Fund

Scudder VIT EAFE(R) Equity Index Fund                                                           |X|
Scudder VIT Equity 500 Index Fund                                                               |X|
Technology Portfolio                                               |X|
Wanger Foreign Forty                                                                                    |X|
Wanger International Small Cap                                                                          |X|
Wanger Twenty                                                      |X|
Wanger U.S. Smaller Companies                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                                          Duff &
                                                   Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                  Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                   Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
              Series                                 Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|

Phoenix-Goodwin Multi-Sector Short Term Bond         |X|

Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                            |X|
Federated High Income Bond Fund II                                                                                          |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                   Fidelity              Morgan
                                                  Management  Franklin   Stanley                  Templeton   Templeton   Templeton
                                                     and       Mutual   Investment     Rydex       Asset       Global    Investment
                                                   Research   Advisers, Management     Global     Management,  Advisors   Counsel,
              Series                               Company      LLC        Inc.       Advisors      Ltd.       Limited      Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Foreign Securities Fund                                                                                           |X|
Templeton Growth Securities Fund                                                                                |X|

Rydex Variable Trust Juno Fund                                                         |X|
Rydex Variable Trust Nova Fund                                                         |X|
Rydex Variable Trust Sector Rotation Fund                                              |X|

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------

                                                     Wanger
                                                     Asset
                                                    Management,
                                                      L.P.

-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income

Phoenix-Goodwin Multi-Sector Short Term Bond

Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund

Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund

Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                 |X|
Wanger International Small Cap                       |X|
Wanger Twenty                                        |X|
Wanger U.S. Smaller Companies                        |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                      |X|
Phoenix-AIM Mid-Cap Equity                                      |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                       |X|
Phoenix-Lazard Small-Cap Value                                                                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------



INVESTMENT SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                -----------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.          LLC         Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                              |X|
Phoenix-Engemann Small & Mid-Cap Growth                                      |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                  |X|
Phoenix-MFS Investors Trust                         |X|
Phoenix-MFS Value                                   |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                             |X|
Phoenix-Seneca Strategic Theme                                                            |X|
Phoenix-State Street Research Small-Cap Growth                                                          |X|
------------------------------------------------------------------------------------------------------------------------------------

PHL VARIABLE INSURANCE COMPANY
PO Box 22012
Albany, NY 12201-2012

















Additional information about The Phoenix Edge(R) - SVUL (the "Policy") and the PHLVIC Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated June 2, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.


The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI and other requests should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

PHL Variable Insurance Company
A member of The Phoenix Companies, Inc.
PhoenixWealthManagement.com
V612

Investment Company Act File No. 811-09065

[logo] PHOENIX WEALTH MANAGEMENT(R)


L0691PR (C)2003 The Phoenix Companies, Inc.      [logo] Printed on recycled paper.      6-03

                                     PART B

================================================================================
                           THE PHOENIX EDGE (R) - SVUL
================================================================================

             PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT') ISSUED BY: PHL VARIABLE INSURANCE COMPANY ("PHL VARIABLE")



STATEMENT OF ADDITIONAL INFORMATION ("SAI")                        JUNE 2, 2003


                                  ------------

            FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY



This SAI is not a prospectus and should be read in conjunction with the prospectus, dated June 2, 2003. You may obtain a copy of the prospectus without charge by contacting PHL Variable at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                  ------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

PHL Variable Insurance Company.........................................     2

The Account............................................................     2

The Policy.............................................................     2

Underwriter............................................................     3

Performance History....................................................     3

Additional Information about Charges...................................     6

Federal Income Tax Considerations......................................     7

Safekeeping of the Account's Assets....................................    10

Sales of Policies......................................................    10

State Regulation.......................................................    10

Reports................................................................    10

Experts ...............................................................    10

Separate Account Financial Statements..................................  SA-1

Company Financial Statements...........................................   F-1

                                  ------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                     [envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                                                                                                       PO Box 8027
                                                                                                  Boston, Massachusetts 02266-8027

                                                                     [telephone] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                                                                                                 Tel. 800/541-0171

PHL VARIABLE INSURANCE COMPANY
--------------------------------------------------------------------------------
PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut. Our main administrative office is at 100 Bright Meadow Boulevard in Enfield, Connecticut.

We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix").


THE ACCOUNT
--------------------------------------------------------------------------------
PHL Variable established the Account as a separate account under Connecticut insurance law on September 10, 1998. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of PHL Variable. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of PHL Variable.

The Account is divided into subaccounts, each of which is available for allocation of policy value. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective. The policy value allocated to the Account depends on the investment performance of the underlying funds. The policy owner bears the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of the fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate in view of the objectives of the policy, then we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the previous valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

      (A) + (B) - (D) where:
      ---------
         (C)

  (A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

  (B) = The amount of any dividend (or, if applicable, any capital gain distribution) received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

  (C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net amount of any deposits and withdrawals made during the valuation period ending on that date.

  (D) = Any charges for taxes on income and capital gains plus charges for changes in tax reserves for the current valuation period.


THE POLICY
--------------------------------------------------------------------------------
The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

You may increase or decrease the planned premium amount (within limits) or payment frequency at any time by writing to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the policy.

You also may elect a Waiver of Premium Rider. This rider provides for the waiver of certain premium payments under certain conditions during a period of total disability of the Insured. Under its terms, the specified premium will be waived upon our receipt of proof that the Insured is totally disabled and that the disability occurred while the rider was in force.

Policies sold to officers, directors and employees of PHL Variable (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of PHL Variable (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of PHL Variable can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if either insured person commits suicide within 2 years of the policy issue date. We will then return the policy value reduced by any outstanding debt and refund any monthly deductions and other fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years during which at least one of the insured people is alive.

CHANGE OF OWNER OR BENEFICIARY
The beneficiary you name in the policy application or subsequently change, will receive the policy benefits upon death of the last surviving insured person. If your named beneficiary dies before then, the named contingent beneficiary, if any, will become the beneficiary. If there is no surviving or named beneficiary, we will pay the death benefit to you or to your estate.

You may change the policy owner and the beneficiary as long as the policy remains in force. Changes must be made by written request, in a form satisfactory to us. A beneficiary change will take effect as of the date you sign the written notice, regardless of whether the last surviving insured person is living when we receive the notice. However, we will not be liable for any payment made or action taken before we receive your written notice.

MISSTATEMENTS
If you incorrectly state the age or gender of either insured person, we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the insured persons' correct personal information.

SURPLUS
This nonparticipating policy does not pay dividends. You will not share in PHL Variable's surplus earnings.


UNDERWRITER
--------------------------------------------------------------------------------
PEPCO, an affiliate of PHL Variable, as underwriter, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by PHL Variable.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The rates of return shown are not an estimate nor a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:..........................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:......................................$1.000203
Calculation:
   Ending account value..........................................$1.000203
   Less beginning account value..................................$1.000000
   Net change in account value...................................$0.000203
Base period return:
   (adjusted change/beginning account value).....................$0.000203
Current annual yield = return x (365/7) =........................... 1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =................ 1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable product charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than the original cost. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

-----------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                          SERIES                         INCEPTION DATE    1 YEAR        5 YEARS      10 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      5/1/1990        -14.81%       -2.03%         6.19%           4.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                         10/29/2001       -10.89%         N/A           N/A           -4.33%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series          7/14/1997        -23.68%       -1.41%         N/A            -0.26%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series          10/29/2001       -25.07%         N/A           N/A          -17.15%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        5/1/1995        12.08%         5.23%          N/A           12.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                    12/31/1982       -24.81%       -7.37%         3.99%          11.46%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series            8/15/2000        -28.80%         N/A           N/A          -29.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                       10/8/1982          1.42%        4.23%         4.38%           5.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series          12/31/1982        10.00%        4.66%         7.82%           9.40%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series        6/2/2003          N/A           N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                      3/2/1998       -21.93%          N/A           N/A            3.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                      12/15/1999       10.62%          N/A           N/A            7.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                       8/12/2002          N/A           N/A           N/A           -3.45%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series              8/12/2002          N/A           N/A           N/A            1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series         8/12/2002          N/A           N/A           N/A           -4.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                     8/12/2002          N/A           N/A           N/A           -2.12%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                      8/12/2002          N/A           N/A           N/A            0.50%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                 8/12/2002          N/A           N/A           N/A            6.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                8/12/2002          N/A           N/A           N/A           -0.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                  8/12/2002          N/A           N/A           N/A            0.04%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                 12/15/1999       -28.84%         N/A           N/A          -19.81%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                        10/29/2001       -20.79%         N/A           N/A          -15.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                  10/29/2001       -13.84%         N/A           N/A           -7.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                            12/15/1999       -15.50%         N/A           N/A           -8.25%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series               8/15/2000        -37.58%         N/A           N/A          -42.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                    3/2/1998        -22.51%         N/A           N/A           -1.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series              9/17/1984        -11.58%        4.02%         7.57%          10.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series             11/20/2000       -14.47%         N/A           N/A           -8.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             3/2/1998         -8.55%         N/A           N/A            0.92%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series          11/20/2000        -8.54%         N/A           N/A            5.82%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       3/2/1998        -32.50%         N/A           N/A            0.36%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                     1/29/1996        -34.98%       -1.27%          N/A            2.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series     8/12/2002          N/A           N/A           N/A            0.85%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                         5/5/1993        -24.36%       -2.26%          N/A            7.32%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                               5/5/1993        -30.26%       -2.19%          N/A            7.84%
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 1/25/1995        -33.91%        3.25%          N/A           13.56%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II          3/28/1994          9.05%        6.75%          N/A            6.60%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         3/1/1994          1.39%       -0.35%          N/A            4.56%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                               11/3/1997         -9.42%        3.62%          N/A            3.44%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        11/3/1997        -21.92%       -6.42%          N/A           -5.48%
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                      11/3/1997        -30.20%       -0.46%          N/A           -0.36%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                             11/8/1996        -11.81%        3.92%          N/A            6.50%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                             5/1/2003          N/A           N/A           N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             5/7/1997        -35.72%       -8.90%          N/A           -4.60%
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                  5/1/2002          N/A           N/A           N/A          -22.40%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                     8/22/1997        -21.60%       -5.25%          N/A           -6.10%
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                         10/1/1997        -22.31%       -0.83%          N/A           -0.43%
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                      11/30/1999       -48.97%         N/A           N/A          -36.42%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                       2/1/1999        -15.29%         N/A           N/A            3.07%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             5/1/1995        -13.83%        5.22%          N/A           11.20%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                              2/1/1999         -7.62%         N/A           N/A           10.57%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                              5/1/1995        -16.81%        2.96%          N/A           13.02%
-----------------------------------------------------------------------------------------------------------------------------------


We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

The Dow Jones Industrial Average(SM)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barron's
Business Week
Changing Times
Forbes
Fortune
Consumer Reports
Investor's Business Daily
Financial Planning
Financial Services Weekly
Money
The New York Times
Personal Investor
Registered Representative
U.S. News and World Report
The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------
SURRENDER CHARGE. During the first few policy years, depending on the Policy option you choose, there is a difference between the amount of policy value and the amount of cash surrender value of the policy. This difference is the surrender charge, which is a contingent deferred sales charge. The surrender charge is designed to recover the expense of distributing policies that are terminated before distribution expenses have been recouped from revenue generated by these policies. These are contingent charges because they are paid only if the policy is surrendered (or the face amount is reduced or the policy lapses) during this period. They are deferred charges because they are not deducted from premiums. The surrender charge we asses for each policy option is given in your prospectus and in your policy. Policy Option A has a 15-year surrender charge schedule, Policy Option B a 10-year schedule, and Policy Option C, a 5-year schedule.

The surrender charge will apply if you either surrender the policy for its cash surrender value.

PARTIAL SURRENDER CHARGE. If less than all of the policy is surrendered, the amount withdrawn is a "partial surrender." A charge as described below is deducted from the policy value upon a partial surrender of the policy. The charge is a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction which is equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the policy value. This amount is assessed against the subaccounts and the Guaranteed Interest Account in the same proportion as the withdrawal is allocated.

A partial surrender charge also is deducted from policy value upon a decrease in face amount. The charge is equal to the applicable surrender charge multiplied by a fraction equal to the decrease in face amount divided by the face amount of the policy prior to the decrease.

PARTIAL SURRENDER FEE. In the case of a partial surrender, an additional fee of $25 is imposed. It is intended to recover the actual costs of processing the partial surrender request and will be deducted from each subaccount and Guaranteed Interest Account in the same proportion as the withdrawal is allocated. If no allocation is made at the time of the request for the partial surrender, withdrawal allocations will be made in the same manner as monthly deductions.

UNDERWRITING PROCEDURES. We generally base our rates on the insured person's gender, attained age, and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT
ON DEATH BENEFIT. A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, we will deduct a partial surrender charge from your policy value based on the amount of the decrease or partial surrender. If the change is a decrease in face amount, the death benefit under a policy would be reduced on the next monthly calculation day. If the change is a partial surrender, the death benefit under a policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences.

REQUESTS FOR DECREASE IN FACE AMOUNT. You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. You must request a face amount decrease in writing and it will become effective on the first monthly calculation day following the date we approve your request. We will deduct a partial surrender charge from the policy value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (which is equal to the decrease in face amount divided by the face amount of the policy before the decrease).


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on PHL Variable's income tax status and upon the income tax status of the individual concerned. You should consult an income tax advisor for complete information on federal and state income tax considerations.

PHL VARIABLE'S INCOME TAX STATUS
PHL Variable is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from PHL Variable and its operations form a part of PHL Variable.

Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the value of the Account. Investment income of the Account, including realized net capital gains, is not taxed to PHL Variable. Due to PHL Variable's income tax status under current provisions of the Code, no charge currently will be made to the Account for PHL Variable's federal income taxes, which may be attributable to the Account. PHL Variable reserves the right to make a deduction for taxes if the federal income tax treatment of PHL Variable is determined to be other than what PHL Variable currently believes it to be, if changes are made affecting the income tax treatment to PHL Variable of variable life insurance contracts, or if changes occur in PHL Variable's income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes, under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the Beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash surrender value, including investment income. See, however, the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. PHL Variable intends to monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, PHL Variable may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash surrender value, the excess, if any, of the cash surrender value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, a policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. PHL Variable suggests you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
PHL Variable believes that any loan received under a policy will be treated as indebtedness of a policy owner. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, PHL Variable believes that no part of any loan under a policy will constitute income to a policy owner.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to the tax consequences thereof. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash surrender value over premiums paid).

Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of equal face amount that is "fully paid-up," after payment of 7 equal annual premiums, thereafter providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy.

Excluded from the 7-pay test are any premiums paid during a policy year that we return with interest within the 60 days following the end of the policy year. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If there is a reduction in death benefits or reduction or elimination of any Additional Rider Benefit previously elected during the first 7 policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first 7 policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amount taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

o   made on or after the taxpayer attains age 59 1/2; or

o   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or

o part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Additional Rider Benefit (described above) with the following 2 exceptions:

o first, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

o second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period under the policy, and

    o the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A reduction in death benefits is not considered a material changed unless accompanied by a reduction in premium payments.

A material change may occur at any time during the life of the policy (within the first 7 years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

You should consult an income tax advisor regarding the tax consequences of purchasing more than one modified endowment contract within a calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. PHL Variable intends to comply with the limitations in calculating the premium it is permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a competent pension consultant or tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series of the funds is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter that the series assets be invested in no more than:

o   55% in any 1 investment

o   70% in any 2 investments

o   80% in any 3 investments

o   90% in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series of the fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

In connection with the issuance of the Diversification Regulations, the U.S. Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the policy may need to be modified to comply with such future U.S. Treasury announcements. For these reasons, PHL Variable reserves the right to modify the policy, as necessary, to prevent you from being considered the owner of the assets of the Account.

PHL Variable intends to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner, or one or both of the insured persons or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section

1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same insured persons. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange.

We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

We do not make any representations or guarantees regarding the tax consequences of a policy with respect to these types of taxes.


WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of fund shares.


SALES OF POLICIES
--------------------------------------------------------------------------------
Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly-owned subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly-owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------
We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation of PHL Variable includes certain limitations on investments we may make, including investments for the Account and the Guaranteed Interest Account. State regulation does not include any supervision over the Account's investment policies.


REPORTS
--------------------------------------------------------------------------------
We will provide all policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) - SVUL) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Richard J. Wirth, Vice President and Insurance & Investment Products Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------


                                                     [LOGO] PHOENIX
                                                            WEALTH MANAGEMENT(R)






















                THE PHOENIX
                EDGE(R)
                        --SVUL



--------------------------------------------------------------------------------
               SURVIVORSHIP VARIABLE UNIVERSAL LIFE ANNUAL REPORT
--------------------------------------------------------------------------------


                        PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                        DECEMBER 31, 2002

















--------------------------------------------------------------------------------
L0691AR(C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002


                                                                             PHOENIX-ENGEMANN                      PHOENIX-GOODWIN
                                                          PHOENIX-ABERDEEN       CAPITAL         PHOENIX-GOODWIN     MULTI-SECTOR
                                                           INTERNATIONAL          GROWTH          MONEY MARKET       FIXED INCOME
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS
    Investment at cost                                     $           62     $           61     $       14,718     $          174
                                                          ================   ================   ================   ================
    Investment at market                                   $           61     $           58     $       14,718     $          177
                                                          ----------------   ----------------   ----------------   ----------------
       Total assets                                                    61                 58             14,718                177

LIABILITIES
    Accrued expenses                                                   --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                 $           61     $           58     $       14,718     $          177
                                                          ================   ================   ================   ================
Accumulation units outstanding                                         35                 31              7,310                 83
                                                          ================   ================   ================   ================
Unit value                                                 $     1.776646     $     1.868171     $     2.013516     $     2.137203
                                                          ================   ================   ================   ================


                                                                                                PHOENIX-OAKHURST    PHOENIX-SANFORD
                                                          PHOENIX-HOLLISTER   PHOENIX-JANUS       GROWTH AND       BERNSTEIN MID-CAP
                                                            VALUE EQUITY          GROWTH             INCOME             VALUE
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS
    Investment at cost                                     $           99     $           61     $           86     $           93
                                                          ================   ================   ================   ================
    Investment at market                                   $           97     $           58     $           84     $           89
                                                          ----------------   ----------------   ----------------   ----------------
       Total assets                                                    97                 58                 84                 89

LIABILITIES
    Accrued expenses                                                   --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                 $           97     $           58     $           84     $           89
                                                          ================   ================   ================   ================
Accumulation units outstanding                                         58                 33                 47                 52
                                                          ================   ================   ================   ================
Unit value                                                 $     1.667851     $     1.785920     $     1.770983     $     1.728041
                                                          ================   ================   ================   ================

                                                                              FEDERATED FUND
                                                                                 FOR U.S.
                                                           PHOENIX-SENECA       GOVERNMENT         VIP GROWTH      TEMPLETON FOREIGN
                                                           MID-CAP GROWTH      SECURITIES II      OPPORTUNITIES        SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS
    Investment at cost                                     $           98     $           74     $           61     $           61
                                                          ================   ================   ================   ================
    Investment at market                                   $           94     $           74     $           60     $           61
                                                          ----------------   ----------------   ----------------   ----------------
       Total assets                                                    94                 74                 60                 61

LIABILITIES
    Accrued expenses                                                   --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                 $           94     $           74     $           60     $           61
                                                          ================   ================   ================   ================
Accumulation units outstanding                                         60                 35                 33                 36
                                                          ================   ================   ================   ================
Unit value                                                 $     1.584518     $     2.101754     $     1.790356     $     1.685152
                                                          ================   ================   ================   ================


                       See notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)



                                                            SCUDDER VIT
                                                            EQUITY 500
                                                               INDEX
                                                            SUBACCOUNT
                                                          ----------------
ASSETS
    Investment at cost                                     $          186
                                                          ================
    Investment at market                                   $          180
                                                          ----------------
      Total assets                                                    180

LIABILITIES
    Accrued expenses                                                  --
                                                          ----------------
NET ASSETS                                                 $          180
                                                          ================
Accumulation units outstanding                                        101
                                                          ================
Unit value                                                 $     1.788028
                                                          ================






























                       See notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                                PHOENIX-GOODWIN     PHOENIX-GOODWIN
                                                          PHOENIX-ABERDEEN   PHOENIX-ENGEMANN        MONEY            SECTOR FIXED
                                                            INTERNATIONAL     CAPITAL GROWTH         MARKET             INCOME
                                                            SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(2)
                                                          ----------------   ----------------   ----------------   ----------------
Investment income
    Distributions                                          $         --       $         --       $           13     $            2
Expenses
    Mortality, expense risk and administrative charges               --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
Net investment income (loss)                                         --                 --                   13                  2
                                                          ----------------   ----------------   ----------------   ----------------
Net realized gain (loss) from share transactions                     --                 --                 --                 --
Net realized gain distribution from Fund                             --                 --                 --                 --
Net unrealized appreciation (depreciation) on investment               (1)                (3)              --                    3
                                                          ----------------   ----------------   ----------------   ----------------
Net gain (loss) on investment                                          (1)                (3)              --                    3
Net increase (decrease) in net assets resulting from
    operations                                             $           (1)    $           (3)    $           13     $            5
                                                          ================   ================   ================   ================


                                                                                                PHOENIX-OAKHURST    PHOENIX-SANFORD
                                                          PHOENIX-HOLLISTER    PHOENIX-JANUS         GROWTH        BERNSTEIN MID-CAP
                                                             VALUE EQUITY          GROWTH          AND INCOME            VALUE
                                                            SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCUNT(2)       SUBACCOUNT(2)
                                                          ----------------   ----------------   ----------------   ----------------
Investment income
    Distributions                                          $            1               --       $        --        $            1
Expenses
    Mortality, expense risk and administrative charges               --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
Net investment income (loss)                                            1               --                 --                    1
                                                          ----------------   ----------------   ----------------   ----------------
Net realized gain (loss) from share transactions                     --                 --                 --                 --
Net realized gain distribution from Fund                             --                 --                 --                    6
Net unrealized appreciation (depreciation) on investment               (2)                (3)                (2)                (4)
                                                          ----------------   ----------------   ----------------   ----------------
Net gain (loss) on investment                                          (2)                (3)                (2)                 2
Net increase (decrease) in net assets resulting from
    operations                                             $           (1)    $           (3)    $           (2)    $            3
                                                          ================   ================   ================   ================


                                                           PHOENIX-SENECA       VIP GROWTH        SCUDDER VIT
                                                           MID-CAP GROWTH     OPPORTUNITIES     EQUITY 500 INDEX
                                                           SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                                          ----------------   ----------------   ----------------
Investment income
  Distributions                                            $         --       $         --       $            2
Expenses
  Mortality, expense risk and administrative
  charges                                                            --                 --                 --
                                                          ----------------   ----------------   ----------------
Net investment income (loss)                                         --                 --                    2
                                                          ----------------   ----------------   ----------------
Net realized gain (loss) from share transactions                     --                 --                 --
Net realized gain distribution from Fund                             --                 --                 --
Net unrealized appreciation (depreciation) on investment               (4)                (1)                (6)
                                                          ----------------   ----------------   ----------------
Net gain (loss) on investment                                          (4)                (1)                (6)
Net increase (decrease) in net assets resulting from
  operations                                               $           (4)    $           (1)    $           (4)
                                                          ================   ================   ================

Footnotes for Statements of Operations
For period ended December 31, 2002

(1) From inception September 27, 2002 to December 31, 2002
(2) From inception November 7, 2002 to December 31, 2002


                       See notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                                                  PHOENIX-GOODWIN
                                                          PHOENIX-ABERDEEN   PHOENIX-ENGEMANN   PHOENIX-GOODWIN     MULTI-SECTOR
                                                           INTERNATIONAL     CAPITAL GROWTH      MONEY MARKET       FIXED INCOME
                                                           SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(1)      SUBACCOUNT(2)
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
    Net investment income (loss)                           $         --       $         --       $           13     $            2
    Net realized gain (loss)                                         --                 --                 --                 --
    Net unrealized appreciation (depreciation)                         (1)                (3)              --                    3
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) resulting from operations                  (1)                (3)                13                  5
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                             --                 --               16,182               --
    Participant transfers                                              64                 64             (1,149)               179
    Participant withdrawals                                            (2)                (3)              (328)                (7)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets resulting
       from participant transactions                                   62                 61             14,705                172
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets                              61                 58             14,718                177

NET ASSETS
    Beginning of period                                              --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
    End of period                                          $           61     $           58     $       14,718     $          177
                                                          ================   ================   ================   ================


                                                                                                PHOENIX-OAKHURST   PHOENIX-SANFORD
                                                          PHOENIX-HOLLISTER    PHOENIX-JANUS      GROWTH AND          BERNSTEIN
                                                               EQUITY             GROWTH             INCOME         MID-CAP VALUE
                                                            SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)     SUBACCOUNT(2)
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
    Net investment income (loss)                           $            1               --       $         --       $            1
    Net realized gain (loss)                                         --                 --                 --                    6
    Net unrealized appreciation (depreciation)                         (2)                (3)                (2)                (4)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) resulting from operations                  (1)                (3)                (2)                 3
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                             --                 --                 --                 --
    Participant transfers                                             102                 64                 89                 89
    participant withdrawals                                            (4)                (3)                (3)                (3)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets resulting
       from participant transactions                                   98                 61                 86                 86
                                                          ----------------   ----------------   ----------------   ----------------
Net increase (decrease) in net assets                                  97                 58                 84                 89

NET ASSETS
    Beginning of period                                              --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
End of period                                             $            97     $           58     $           84     $           89
                                                          ================   ================   ================   ================



                       See notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                              FEDERATED FUND
                                                                                 FOR U.S.                             TEMPLETON
                                                           PHOENIX-SENECA       GOVERNMENT         VIP GROWTH          FOREIGN
                                                           MID-CAP GROWTH      SECURITIES II      OPPORTUNITIES        SECURITIES
                                                            SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)      SUBACCOUNT(2)
                                                          ----------------   ----------------   ----------------   ----------------
FROM OPERATIONS
    Net investment income (loss)                           $         --       $         --       $         --       $         --
    Net realized gain (loss)                                         --                 --                 --                 --
    Net unrealized appreciation (depreciation)                         (4)              --                   (1)              --
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) resulting from operations                  (4)              --                   (1)              --
                                                          ----------------   ----------------   ----------------   ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                             --                 --                 --                 --
    Participant transfers                                             102                 77                 64                 64
    Participant withdrawals                                            (4)                (3)                (3)                (3)
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets resulting
       from participant transactions                                   98                 74                 61                 61
                                                          ----------------   ----------------   ----------------   ----------------
    Net increase (decrease) in net assets                              94                 74                 60                 61
NET ASSETS
    Beginning of period                                              --                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
    End of period                                          $           94     $           74     $           60     $           61
                                                          ================   ================   ================   ================


                                                            SCUDDER VIT
                                                          EQUITY 500 INDEX
                                                            SUBACCOUNT(2)
                                                          ----------------
FROM OPERATIONS
    Net investment income (loss)                           $            2
    Net realized gain (loss)                                         --
    Net unrealized appreciation (depreciation)                         (6)
                                                          ----------------
    Net increase (decrease) resulting from operations                  (4)
                                                          ----------------
FROM ACCUMULATION UNIT TRANSACTIONS
    Participant deposits                                             --
    Participant transfers                                             191
    Participant withdrawals                                            (7)
                                                          ----------------
    Net increase (decrease) in net assets resulting
       from participant transactions                                  184
                                                          ----------------
    Net increase (decrease) in net assets                             180
NET ASSETS
    Beginning of period                                              --
                                                          ----------------
    End of period                                          $          180
                                                          ================


Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2002

(1) From inception September 27, 2002 to December 31, 2002
(2) From inception November 7, 2002 to December 31, 2002

                       See notes to Financial Statements
                                      SA-5

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

   The PHLVIC Variable Universal Life Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

--------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                     INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           High total return consistent with reasonable risk.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                  Track the total return of the Dow Jones Industrial Average(SM)
                                                                before fund expenses.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                     Track the total return of the Nasdaq-100 Index(R) before
                                                                fund expenses.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             Capital appreciation and income with approximately equal
                                                                emphasis.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                          Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                  Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                             As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                Long-term total return.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                           Long-term capital appreciation. The series has a secondary investment objective to seek current income.
--------------------------------------------------------------------------------------------------------------------------------
                                                                High total return by investing in a broadly diversified
                                                                portfolio of equity securities of large and medium
Phoenix-J.P. Morgan Research Enhanced Index Series              capitalization companies within the market sectors found in the S&P 500.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                            Maximum total return consistent with the preservation of
                                                                capital.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                     Long-term growth of capital in a manner consistent with the preservation of capital.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                             Long-term capital appreciation with dividend income as a
                                                                secondary consideration.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                    Long-term capital appreciation with dividend income as a
                                                                secondary consideration.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                           Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                            Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                       High current income and long-term capital appreciation to
                                                                produce a high total return.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                      Capital appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                        Capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                       Long-term growth of capital and future income rather than
                                                                current income.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                              Long-term growth of capital and secondarily to provide
                                                                reasonable current income.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                        Capital appreciation and reasonable income.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       Dividend growth, current income and capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                    High total return over an extended period of time consistent with prudent investment risk.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                   Long-term capital growth through investment in equity
                                                                securities of foreign and U.S. companies.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                  Long-term capital appreciation. Current income is a secondary investment objective.
--------------------------------------------------------------------------------------------------------------------------------

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                     INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------------------------------------------
                                                                Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series                capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            Capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                           Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series           Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                          Capital appreciation by investing primarily in equity
                                                                securities.
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                              Growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                    Long-term growth of capital with income as a secondary
                                                                objective.
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                Current income.
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              High current income.
--------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                     Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                              Capital growth.
--------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                            Capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   Capital appreciation with income as a secondary objective.
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                    Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                               Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                          High total return.
--------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------------------
                                                                Replicate, as closely as possible, before expenses, the
Scudder VIT EAFE(R) Equity Index Fund                           performance of the EAFE(R) Index which measures
                                                                international stock market performance.
--------------------------------------------------------------------------------------------------------------------------------
                                                                Replicate, as closely as possible, before expenses, the
Scudder VIT Equity 500 Index Fund                               performance of the Standard & Poor's 500 Index which
                                                                emphasizes stocks of large U.S. companies.
--------------------------------------------------------------------------------------------------------------------------------
                                                                Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                            securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
--------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                            Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                   Long-term capital growth.
--------------------------------------------------------------- ----------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002 there were no contracts in the payout (annuitization) period.

                     THE PHOENIX EDGE(R) -- SVUL
              PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

     Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                PURCHASES                              SALES
----------                                                                ---------                              -----
The Phoenix Edge Series Fund
     Phoenix-Aberdeen International Series                           $                 64                  $                 2
     Phoenix-Engemann Capital Growth Series                                            63                                    2
     Phoenix-Goodwin Money Market Series                                           16,030                                1,312
     Phoenix-Goodwin Multi-Sector Fixed Income Series                                 181                                    7
     Phoenix-Hollister Value Equity Series                                            103                                    4
     Phoenix-Janus Growth Series                                                       63                                    2
     Phoenix-Oakhurst Growth and Income Series                                         89                                    3
     Phoenix-Sanford Bernstein Mid-Cap Value Series                                    97                                    4
     Phoenix-Seneca Mid-Cap Growth Series                                             102                                    4

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                PURCHASES                              SALES
----------                                                                ---------                              -----
Federated Insurance Series
     Federated Fund for U.S. Government Securities II                $                 77                  $                 3

Fidelity(R) Variable Insurance Products
     VIP Growth Opportunities Portfolio                                                63                                    2

Franklin Templeton Variable Insurance Products Trust -- Class 2
     Templeton Foreign Securities Fund                                                 63                                    2

Scudder VIT Funds
     Scudder VIT Equity 500 Index Fund                                                193                                    7

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES
 A summary of Financial Highlights of the Account for the period ended December 31, 2002 follows:


                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                        --------------
THE PHOENIX EDGE SERIES FUND                                                                                  2002
                                                                                                        --------------
 PHOENIX-ABERDEEN INTERNATIONAL SERIES(2)
 Units                                                                                                             35
 Unit Value, end of period                                                                                  $1.776646
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                   0.19%


 PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(2)
 Units                                                                                                             31
 Unit Value, end of period                                                                                  $1.868171
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                 (4.67%)


 PHOENIX-GOODWIN MONEY MARKET SERIES(1)
 Units                                                                                                          7,310
 Unit Value, end of period                                                                                  $2.013516
 Net assets, end of period (thousands)                                                                            $15
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                             1.14%(3)
 Total return                                                                                                   0.32%


 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(2)
 Units                                                                                                             83
 Unit Value, end of period                                                                                  $2.137203
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                             7.64%(3)
 Total return                                                                                                   3.17%


 PHOENIX-HOLLISTER VALUE EQUITY SERIES(2)
 Units                                                                                                             58
 Unit Value, end of period                                                                                  $1.667851
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                             6.63%(3)
 Total return                                                                                                 (0.74%)

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)


                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                        --------------
                                                                                                             2002
                                                                                                        --------------
 PHOENIX-JANUS GROWTH SERIES(2)
 Units                                                                                                             33
 Unit Value, end of period                                                                                  $1.785920
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                 (5.39%)


 PHOENIX-OAKHURST GROWTH AND INCOME SERIES(2)
 Units                                                                                                             47
 Unit Value, end of period                                                                                  $1.770983
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                 (2.20%)


 PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
 Units                                                                                                             52
 Unit Value, end of period                                                                                  $1.728041
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                             7.51%(3)
 Total return                                                                                                   3.50%


 PHOENIX-SENECA MID-CAP GROWTH SERIES(4)
 Units                                                                                                             60
 Unit Value, end of period                                                                                  $1.584518
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                 (4.60%)


FEDERATED INSURANCE SERIES
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
 Units                                                                                                             35
 Unit Value, end of period                                                                                  $2.101754
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                   0.93%

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)


                                                                                                         PERIOD ENDED
                                                                                                         DECEMBER 31,
                                                                                                        --------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS                                                                       2002
                                                                                                        --------------
 VIP GROWTH OPPORTUNITIES PORTFOLIO(2)
 Units                                                                                                             33
 Unit Value, end of period                                                                                  $1.790356
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                 (2.74%)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
 TEMPLETON FOREIGN SECURITIES FUND(2)
 Units                                                                                                             36
 Unit Value, end of period                                                                                  $1.685152
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                                 -
 Total return                                                                                                 (1.36%)


SCUDDER VIT FUNDS
 SCUDDER VIT EQUITY 500 INDEX FUND(2)
 Units                                                                                                            101
 Unit Value, end of period                                                                                  $1.788028
 Net assets, end of period (thousands)                                                                             $0(4)
 Mortality and Expense fees as a % of average net assets                                                            -
 Net investment income as a % of average net assets                                                             7.19%(3)
 Total return                                                                                                 (2.34%)








(1) From inception September 27, 2002 to December 31, 2002
(2) From inception November 7, 2002 to December 31, 2002
(3) Annualized
(4) Net Assets are less than $1,000

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         SUBACCOUNT
                                                          --------------------------------------------------------------------------
                                                                             PHOENIX-ENGEMANN                      PHOENIX-GOODWIN
                                                          PHOENIX-ABERDEEN        CAPITAL       PHOENIX-GOODWIN     MULTI-SECTOR
                                                            INTERNATIONAL         GROWTH         MONEY MARKET           MIXED
                                                               SERIES             SERIES             SERIES         INCOME SERIES
                                                          ----------------   ----------------   ----------------   ----------------
Units outstanding, beginning of period                              --                 --                 --                 --
Participant deposits                                                --                 --                8,045               --
Participant transfers                                                 36                 32               (572)                86
Participant withdrawals                                               (1)                (1)              (163)                (3)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                      35                 31              7,310                 83
                                                          =========================================================================


                                                                                                                   PHOENIX-SANFORD
                                                          PHOENIX-HOLLISTER    PHOENIX-JANUS    PHOENIX-OAKHURST       BERNSTEIN
                                                            VALUE EQUITY          GROWTH          GROWTH AND           MID-CAP
                                                               SERIES             SERIES         INCOME SERIES       VALUE SERIES
                                                          ----------------   ----------------   ----------------   ----------------
Units outstanding, beginning of period                              --                 --                 --                 --
Participant deposits                                                --                 --                 --                 --
Participant transfers                                                 60                 34                 49                 54
Participant withdrawals                                               (2)                (1)                (2)                (2)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                      58                 33                 47                 52
                                                          =========================================================================


                                                                                FEDERATED
                                                           PHOENIX-SENECA       FUND FOR           VIP GROWTH         TEMPLETON
                                                              MID-CAP        U.S. GOVERNMENT      OPPORTUNITIES        FOREIGN
                                                            GROWTH SERIES      SECURITIES II        PORTFOLIO         SECURITIES
                                                          ----------------   ----------------   ----------------   ----------------
Units outstanding, beginning of period                              --                 --                 --                 --
Participant deposits                                                --                 --                 --                 --
Participant transfers                                                 62                 36                 34                 37
Participant withdrawals                                               (2)                (1)                (1)                (1)
                                                          -------------------------------------------------------------------------
Units outstanding, end of period                                      60                 35                 33                 36
                                                          =========================================================================


                                                              SCUDDER
                                                            VIT EQUITY
                                                             500 INDEX
                                                               FUND
                                                          ----------------
Units outstanding, beginning of period                              --
Participant deposits                                                --
Participant transfers                                                 105
Participant withdrawals                                                (4)
                                                          ----------------
Units outstanding, end of period                                      101
                                                          ================

                           THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


NOTE 6--POLICY LOANS

   Policy provisions allow policyowners to borrow up to 90% of their policy's cash surrender value, with interest charged at the following rates:

         Policy Year       Most States      NJ and TX Only
         -----------       -----------      --------------
         1-10:             4.00%            5.00%
         11-15:            3.00%            4.00%
         16 and after:     2.00%            3.00%

   The loan interest is payable on each policy anniversary. At the time a loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included in participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest of 2% for all states except New Jersey and 4% for New Jersey). Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected Subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $0 during the year ended December 31, 2002.

   As compensation for administrative services provided to the Account, Phoenix receives an additional amount monthly, of up to $.08 per $1,000 of policy face amount.

   Upon full or partial surrender of a policy, a surrender fee ranging from 0% to 200% of Target Annual Premium is deducted to compensate Phoenix for distribution expenses incurred. Surrender fees deducted and paid to Phoenix aggregated $0 for the year ended December 31, 2002.

   PEPCO is the principal underwriter and distributor for the Account.

   Phoenix assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, Phoenix charges each policy up to .075% of the average daily net assets of the Account, on an annual basis by a withdrawal of participant units prorated among the elected Subaccounts during the first ten policy years. The mortality and expense risk change drops to 0.05% beginning in policy year eleven. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each Subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. Phoenix intends that each of the Subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

   On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

   On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

                          THE PHOENIX EDGE(R) -- SVUL
                     PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

   On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

   Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

   As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

   On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

 Discontinued Series                     Surviving Series                  Approval Date             Merger Date
 -------------------                     ----------------                  -------------             -----------
 Phoenix-Aberdeen New Asia               Phoenix-Aberdeen International    November 12, 2002         February  7, 2003

 Phoenix-MFS Investors Growth Stock      Phoenix-Janus Growth (1)          December 10, 2002         February 14, 2003

 Phoenix-Van Kampen Focus Equity         Phoenix-Janus Growth (1)          December 10, 2002         February 14, 2003


   On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS



PRICEWATERHOUSECOOPERS [LOGO]




To the Board of Directors of PHL Variable Insurance Company and Participants of PHLVIC Variable Universal Life Account (The Phoenix Edge(R) -- SVUL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the PHLVIC Variable Universal Life Account (The Phoenix Edge(R) --
SVUL) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHLVIC
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                      ----------
Report of Independent Accountants...................................     F-3

Balance Sheet as of December 31, 2002 and 2001......................     F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended 2002, 2001 and 2000......     F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000.....     F-6

Notes to Financial Statements.......................................  F-7 - F-19

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                    PRICEWATERHOUSECOOPERS LLP
                                                    100 Pearl Street
                                                    Hartford CT 06103-4508
                                                    Telephone (860) 241 7000
                                                    Facsimile (860) 241 7590

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 5, 2003

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001

                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $   2,388,189        $     789,380
Equity securities, at fair value.................................................           33,121                  --
Policy loans, at unpaid principal balances.......................................            1,335                  896
Other investments................................................................           10,166                2,911
                                                                                   ------------------   ------------------
Total investments................................................................        2,432,811              793,187
Cash and cash equivalents........................................................          473,246              171,444
Accrued investment income........................................................           18,768                5,787
Deferred policy acquisition costs................................................          255,677              164,987
Other general account assets.....................................................           45,105               30,343
Separate account assets..........................................................        1,157,913            1,539,476
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

LIABILITIES:
Policyholder deposit funds.......................................................    $   2,557,428        $     865,970
Policy liabilities and accruals..................................................          124,925               47,131
Deferred income taxes............................................................           38,993               27,426
Other general account liabilities................................................           33,352               26,226
Separate account liabilities.....................................................        1,157,913            1,534,345
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................        3,912,611            2,501,098
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.......            2,500                2,500
Additional paid-in capital.......................................................          444,234              184,864
Retained earnings................................................................            1,547               14,803
Accumulated other comprehensive income...........................................           22,628                1,959
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................          470,909              204,126
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $   4,383,520        $   2,705,224
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                 2002            2001               2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   4,372        $   5,129         $   6,168
 Insurance and investment product fees....................................      46,915           32,379            30,098
 Investment income, net of expenses.......................................      92,472           30,976             9,197
 Net realized investment gains (losses)...................................     (16,167)          (1,196)              116
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................     127,592           67,288            45,579
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................      98,915           39,717            17,056
 Policy acquisition cost amortization.....................................      23,182            8,477            15,765
 Other operating expenses.................................................      27,386           15,305            14,006
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................     149,483           63,499            46,827
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................     (21,891)           3,789            (1,248)
 Applicable income taxes (benefit)........................................      (8,635)             539            (1,263)
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $ (13,256)       $   3,250         $      15
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $ (13,256)       $   3,250         $      15
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................      18,522            2,022               984
 Net unrealized derivative instruments gains (losses).....................       2,147             (334)              --
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME (LOSS)........................................      20,669            1,688               984
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME.....................................................   $   7,413        $   4,938         $     999
                                                                           ===============  ===============   ===============

ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $ 259,370        $ 105,000        $  15,000

RETAINED EARNINGS
Net income (loss)........................................................      (13,256)           3,250               15

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................       20,669            1,688              984
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................      266,783          109,938           15,999
Stockholder's equity, beginning of year..................................      204,126           94,188           78,189
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $ 470,909        $ 204,126        $  94,188
                                                                           ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000



                                                                                 2002            2001               2000
                                                                           --------------   ---------------   ---------------

 OPERATING ACTIVITIES:
 Net income (loss).......................................................  $   (13,256)     $     3,250      $        15
 Net realized investment (gains) losses..................................       16,167            1,196             (116)
 Amortization and depreciation...........................................         --                102              102
 Deferred income taxes (benefit).........................................          438           22,733            3,045
 Increase in receivables.................................................      (12,981)          (4,406)            (595)
 Deferred policy acquisition costs (increase) decrease...................     (128,164)         (81,588)         (23,845)
 (Increase) decrease in policy liabilities and accruals..................       66,632           23,069            9,822
 Other assets and other liabilities net change...........................      (28,007)         (23,609)           9,625
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................      (99,171)         (59,253)          (1,947)
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases.....................................................   (1,753,350)        (766,494)        (119,088)
Investment sales, repayments and maturities..............................      414,195          140,835           29,511
                                                                           ---------------  ---------------   ---------------
CASH (FOR) FROM INVESTING ACTIVITIES.....................................   (1,339,155)        (625,659)         (89,577)
                                                                           ---------------  ---------------   ---------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net ................................    1,480,758          670,577          131,163
 Capital contributions from parent.......................................      259,370          105,000           15,000
                                                                           ---------------  ---------------   ---------------
 CASH FROM FINANCING ACTIVITIES..........................................    1,740,128          775,577          146,163
                                                                           ---------------  ---------------   ---------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................      301,802           90,665           54,639
 Cash and cash equivalents, beginning of year............................      171,444           80,779           26,140
                                                                           ---------------  ---------------   ---------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $   473,246      $   171,444       $   80,779
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill, investments in debt and equity securities, pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

2.  OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, which allows us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct premiums..........................................................   $     21,283    $      20,930     $     21,219
Premiums assumed from reinsureds.........................................            --               --               --
Premiums ceded to reinsurers.............................................        (16,911)         (15,801)         (15,051)
                                                                           ---------------  ---------------   ---------------
PREMIUMS ................................................................   $      4,372    $       5,129     $      6,168
                                                                           ===============  ===============   ===============

Direct policy benefits incurred..........................................   $     39,692    $      19,345     $     17,253
Policy benefits assumed from reinsureds..................................          3,857              --               --
Policy benefits ceded to reinsurers......................................        (11,492)          (6,987)          (7,515)
                                                                           ---------------  ---------------   ---------------
POLICY BENEFITS..........................................................   $     32,057    $      12,358     $      9,738
                                                                           ===============  ===============  ===============

Direct life insurance in-force...........................................   $ 11,999,540    $  10,205,877     $  9,684,755
Life insurance in-force assumed from reinsureds..........................        215,329              --               --
Life insurance in-force ceded to reinsurers..............................     (9,842,076)      (9,015,734)      (8,672,918)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE IN-FORCE..................................................   $  2,372,793    $   1,190,143     $  1,011,837
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance in-force...................       9.01%                 --               --
                                                                           ===============  ===============  ===============

VALLEY FORGE LIFE INSURANCE

On July 23, 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 million at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance. The business acquired generated a loss of $17.2 million ($11.2 million after income taxes) for the year 2002.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In the third quarter of 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, at the quarter-end we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $9.9 million pre-tax ($6.4 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):


                                                                                 2002             2001             2000
                                                                           ---------------  ---------------   ---------------

Direct acquisition costs deferred, excluding acquisitions...............       $  102,769      $   90,065       $   39,610
Acquisition costs recognized in Valley Forge Life acquisition...........           48,577             --               --
Recurring costs amortized to expense....................................          (23,182)         (8,477)         (15,765)
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................          (37,474)         (1,443)          (1,139)
                                                                           ---------------  ---------------   ---------------
Change in deferred policy acquisition costs.............................           90,690          80,145           22,706
Deferred policy acquisition costs, beginning of year....................          164,987          84,842           62,136
                                                                           ---------------  ---------------   ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $  255,677      $  164,987       $   84,842
                                                                           ===============  ===============   ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 5.3% to 6.5% at year-end 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 3.0% to 6.5%, less administrative charges. At year-end 2002 and 2001, there was $1,303.0 million and $359.7 million, respectively, in policyholder deposit funds with no associated surrender charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 9), we determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the years 2002, 2001 and 2000 (in millions):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Deposits.................................................................       $  1,854.7      $  1,222.0      $    454.7
Performance..............................................................           (119.0)         (199.3)         (151.0)
Fees.....................................................................            (23.4)          (23.8)          (24.9)
Benefits and surrenders..................................................           (405.3)         (127.0)          (84.6)
                                                                              --------------  --------------  --------------
Change in funds under management.........................................          1,307.0           871.9           194.2
Funds under management, beginning of year................................          2,385.9         1,514.0         1,319.8
                                                                              --------------  --------------  --------------
FUNDS UNDER MANAGEMENT, END OF YEAR......................................       $  3,692.9      $  2,385.9      $  1,514.0
                                                                              ==============  ==============  ==============


3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). Prior to 2001, we classified private placement debt securities as held-to-maturity and reported them at amortized cost, less any impairment. In connection with The Phoenix Company's conversion to a public company, in 2001 we reclassified these securities, when their carrying value was $32.0 million, to available-for-sale and recorded a $1.3 million unrealized gain ($0.4 million unrealized gain after offsets for applicable deferred policy acquisition costs and deferred income taxes) in other comprehensive income.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      7,343      $      6,377     $      6,837     $      6,379
State and political subdivision........................         39,213            37,625           37,054           37,039
Foreign government.....................................         11,586            11,186            6,870            6,847
Corporate..............................................        791,091           768,126          178,479          177,622
Mortgage-backed........................................        643,147           619,316          207,902          207,252
Other asset-backed.....................................        895,809           879,927          352,238          351,123
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  2,388,189      $  2,322,557     $    789,380     $    786,262
                                                         ===============   ===============  ===============  ===============


For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Fair value and cost of our equity securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Mutual fund seed investments...........................    $    14,324       $    13,780      $    --          $    --
Other equity securities................................         18,797            18,088           --               --
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................    $    33,121       $    31,868      $    --          $    --
                                                         ===============   ===============  ===============  ===============


Gross and net unrealized gains and losses from debt and equity securities at year-end 2002 and 2001 follow (in thousands):


                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS            LOSSES          GAINS           LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $      966       $     --        $      458      $     --
State and political subdivision.............................        1,588             --               513           (498)
Foreign government..........................................          459             (59)              27             (4)
Corporate...................................................       29,834          (6,869)           2,642         (1,785)
Mortgage-backed.............................................       23,976            (145)           1,871         (1,221)
Other asset-backed..........................................       17,052          (1,170)           2,445         (1,330)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   73,875       $  (8,243)      $    7,956      $  (4,838)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,782       $    (529)      $      --       $     --
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   66,885                       $    3,118
                                                             ==============                   ==============


POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 9), for variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include a partnership interest which we do not control, seed money in separate accounts, and derivative instruments. The partnership interest is an investment in a hedge fund of funds in which we do not have control or a majority ownership interest. The interest is recorded using the equity method of accounting.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $   88,764      $   28,436      $    7,254
Equity securities..........................................................           269            --              --
Other invested assets......................................................           237            --              --
Policy loans...............................................................            38              15              12
Cash and cash equivalents..................................................         4,891           2,845           2,049
                                                                              --------------  --------------  --------------
Total investment income....................................................        94,199          31,296           9,315
Less: investment expenses..................................................         1,727             320             118
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $   92,472      $   30,976      $    9,197
                                                                              ==============  ==============  ==============


NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt and equity securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):


                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

IMPAIRMENT LOSSES ON DEBT SECURITIES.....................................      $  (13,207)     $      --        $     --
                                                                              --------------  --------------  --------------
Debt securities gains....................................................           2,754             425              73
Debt securities losses...................................................          (6,640)           (213)             (6)
Equity securities losses.................................................              (1)            --              --
Other invested assets....................................................             927          (1,408)             49
                                                                              --------------  --------------  --------------
NET TRANSACTION GAINS (LOSSES)...........................................          (2,960)         (1,196)            116
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $  (16,167)     $   (1,196)     $      116
                                                                              ==============  ==============  ==============


UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  ---------------

Debt securities..........................................................      $     62,514    $      2,297    $      2,652
Equity securities........................................................             1,253             --              --
Other investments .......................................................             2,203           2,258             --
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS..........................................      $     65,970    $      4,555    $      2,652
                                                                              ==============  ==============  ===============

Net unrealized investment gains..........................................      $     65,970    $      4,555    $      2,652
                                                                              --------------  --------------  ---------------
Applicable deferred policy acquisition costs.............................            37,474           1,443           1,139
Applicable deferred income taxes (benefit)...............................             9,974           1,090             529
                                                                              --------------  --------------  ---------------
Offsets to net unrealized investment gains...............................            47,448           2,533           1,668
                                                                              --------------  --------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME.................................      $     18,522    $      2,022    $        984
                                                                              ==============  ==============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2002, 2001 and 2000 follow:

                                                                                   2002            2001             2000
                                                                              --------------  --------------  ---------------

Debt security purchases..................................................      $ (1,720,008)   $   (765,529)   $   (118,383)
Equity security purchases................................................            (9,374)            --              --
Other invested asset purchases...........................................            (9,929)           (779)           (517)
Policy loan advances, net................................................              (439)           (186)           (188)
                                                                              --------------  --------------  ---------------
INVESTMENT PURCHASES.....................................................      $ (1,739,750)   $   (766,494)   $   (119,088)
                                                                              ==============  ==============  ===============

Debt securities sales....................................................      $     94,486    $     34,165    $      1,513
Debt securities maturities and repayments................................           296,625         106,670          27,998
Equity security sales....................................................            23,084             --              --
                                                                              --------------  --------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..............................      $    414,195    $    140,835    $     29,511
                                                                              ==============  ==============  ===============


The maturities of debt securities and mortgage loans, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, we may have the right to put or sell the obligations back to the issuers and mortgage loans may be refinanced.

  Due in one year or less...................................................................................   $    452,931
  Due after one year through five years.....................................................................      1,206,211
  Due after five years through ten years....................................................................        407,434
  Due after ten years.......................................................................................        255,981
                                                                                                              ---------------
  TOTAL.....................................................................................................   $  2,322,557
                                                                                                              ===============


4.  SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

5.  INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

NET INCOME (LOSS)...........................................................       (8,635)            539          (1,263)
Other comprehensive income..................................................       11,129             909             529
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

Current.....................................................................    $  (9,073)      $ (22,194)      $  (4,308)
Deferred....................................................................          438          22,733           3,045
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................       (8,635)            539          (1,263)
Deferred income taxes applicable to other comprehensive income..............       11,129             909             529
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...................    $   2,494       $   1,448       $    (734)
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $   3,149       $  (5,357)      $  (2,660)
                                                                              ==============  ==============  ==============


For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                   2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate.....................................   $  (7,662)      $   1,326       $    (437)
Tax advantaged investment income.............................................        (972)           (812)           (853)
Other, net...................................................................          (1)             25              27
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)............................................   $  (8,635)      $     539       $  (1,263)
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.........................................       39.4%           14.2%          101.2%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):


                                                                                                  2002            2001
                                                                                              --------------  --------------


Deferred income tax assets:
Future policyholder benefits.................................................................  $   24,858       $   19,350
Unearned premiums / deferred revenues........................................................       2,454              806
Investments..................................................................................         --               243
Net operating loss carryover benefits........................................................      32,568              --
Other........................................................................................         810              378
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................      60,690           20,777
                                                                                              --------------  --------------
Deferred tax liabilities:

Deferred policy acquisition costs............................................................      84,040           47,149
Investments..................................................................................      15,643            1,054
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................      99,683           48,203
                                                                                              --------------  --------------
DEFERRED INCOME TAX LIABILITY................................................................  $   38,993       $   27,426
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 2001, we are included in the life/non-life consolidated federal income tax return filed by The Phoenix Companies. We had filed separate company returns for the tax years ended December 31, 1996 through December 31, 2000 as required under Internal Revenue Code Section 1504(c). Within the consolidated tax return, The Phoenix Companies is required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. There are limitations as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

At year-end 2002, we had net operating losses of $93 million for federal income tax purposes of which $24.6 million expires in 2015, $15.6 million expires in 2016 and $52.8 million expires in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.

6.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $64.0 million, $47.0 million and $34.3 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $7.5 million and $4.9 million as of December 31, 2002 and 2001, respectively.

Phoenix Investment Partners Ltd. an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment services to us for a fee. Investment advisory fees incurred by us were $2.0 million, $2.3 million and $2.1 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to the affiliated investment advisors were $40 thousand and $39 thousand, as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation, a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker-dealers who are licensed to sell our annuity contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $30.3 million, $32.4 million and $20.0 million for the years ended December 31, 2002,

2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $0.3 million and $1.2 million, as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on our behalf were $28.1 million, $9.2 million and $8.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $2.3 million and $1.3 million as of December 31, 2002 and 2001, respectively.

WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of Phoenix Life, sells and services many of our non-participating life insurance products through its insurance agents. Concessions paid to WS Griffith Associates were $1.0 million, $0.7 million and $2.6 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $124 thousand and $162 thousand, as of December 31, 2002 and 2001, respectively.

7.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Company's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and the related expense attributable to us has been allocated. The amount of the allocated expense is not significant to the financial statements.

8.  OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Components of accumulated other comprehensive income at year-end 2002 and 2001 follows:

                                                                                   2002                      2001
                                                                        -------------------------- -------------------------
                                                                            GROSS          NET        GROSS          NET
                                                                        ----------------------------------------------------

Unrealized gains on investments......................................     $  71,345    $  20,814    $   5,375    $   2,292
Unrealized gains on derivative instruments...........................         2,790        1,814         (514)        (334)
                                                                        ------------- ------------ ------------ ------------
Accumulated other comprehensive income...............................        74,135    $  22,628        4,861    $   1,958
                                                                        ------------- ------------ ------------ ------------
Applicable deferred policy acquisition costs.........................        39,323                     1,849
Applicable deferred income taxes.....................................        12,184                     1,054
                                                                        -------------              ------------
Offsets to other comprehensive income................................        51,507                     2,903
                                                                        -------------              ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $  22,628                 $   1,958
                                                                        =============              ============


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments at year-end 2002 and 2001 follow (in thousands):


                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE              VALUE           VALUE             VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents...............................   $   473,246       $   473,246      $   171,444      $   171,444
Debt securities.........................................     2,388,189         2,388,189          789,380          789,380
Equity securities.......................................        33,121            33,121             --               --
Policy loans............................................         1,335             1,335              896              896
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS........................................   $ 2,895,891       $ 2,895,891      $   961,720      $   961,720
                                                         ===============   ===============  ===============  ===============
Investment contracts....................................   $ 2,557,428       $ 2,627,078      $   865,970      $   866,465
Derivative financial instruments........................          --                --                514              514
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES...................................   $ 2,557,428       $ 2,627,078      $   866,484      $   866,979
                                                         ===============   ===============  ===============  ===============


DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Cash flow hedges are generally accounted for under the shortcut method with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

We recognized an after-tax gain of $2.1 million for the year ended December 31, 2002 and an after tax loss of $0.3 million for the year ended December 31, 2001 (reported as other comprehensive income in Statements of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which have been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. At year-end 2002, we expect to reclassify into earnings over the next twelve months $0.3 million of the deferred after tax gains on these derivative instruments. For the year 2001, we reclassified an after-tax gain of $0.3 to net realized investment gains related to these same derivatives.

We held the following positions in derivative instruments at year-end 2002 and 2001 at fair value (in thousands):

                                                                                   2002                      2001
                                                                        -------------------------  -------------------------

                                               NOTIONAL
                                                AMOUNT       MATURITY      ASSET      LIABILITY       ASSET     LIABILITY
                                             ------------  ------------ ----------- -------------- ----------- ------------

Interest rate swaps.........................      50,000      2012       $    --      $    --      $    --      $      514
                                             ------------               ----------- -------------- ----------- ------------
TOTAL DERIVATIVE INSTRUMENT POSITIONS.......  $   50,000                 $    --      $    --      $    --      $      514
                                             ============               =========== ============== =========== ============

We are exposed to credit risk in the event of nonperformance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. We did not have any credit exposure related to these instruments at year-end 2002 and 2001, respectively.

10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $   (146,135)    $    (45,648)    $    (40,129)
DAC, net............................................................             110,587           81,588           23,845
Future policy benefits..............................................               1,488          (20,013)          19,615
Deferred income taxes...............................................                (438)         (22,136)          (3,641)
Net investment income...............................................              15,531            7,085             --
Realized gains......................................................               6,177            2,149             --
Other, net..........................................................                (466)             225              325
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $    (13,256)    $      3,250     $         15
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31, 2002, 2001 and 2000 (in thousands):

                                                                                 2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $    215,806     $    102,016     $     41,847
DAC, net............................................................             295,000          166,836           85,247
Future policy benefits..............................................             (42,616)         (42,885)         (29,336)
Investment valuation allowances.....................................              20,715            1,597              459
Deferred income taxes...............................................             (38,993)         (28,756)          (4,379)
Deposit funds.......................................................              23,167            5,073            --
Other, net..........................................................              (2,170)             245              350
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $    470,909     $    204,126     $     94,188
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption increased our statutory surplus by $587.8 thousand, primarily as a result of recording deferred income taxes.

         PHL VARIABLE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         MARCH 31, 2003

                                TABLE OF CONTENTS



                                                                         PAGE
                                                                      ----------
Financials Statements:

Balance Sheet as of March 31, 2003 (unaudited) and December 31, 2002..    F-3

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the three months ended
  March 31, 2003 and 2002 (unaudited).................................    F-4

Statement of Cash Flows for the three months ended March 31, 2003 and
  2002 (unaudited)....................................................    F-5

Notes to Financial Statements (unaudited)............................. F-6 - F-8

                         PHL VARIABLE INSURANCE COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                MARCH 31, 2003 (UNAUDITED) AND DECEMBER 31, 2002

                                                                                            2003                2002
                                                                                     -------------------  ------------------
ASSETS:
Available-for-sale debt securities, at fair value..................................    $   3,044,101        $   2,388,189
Equity securities, at fair value...................................................           32,394               33,121
Policy loans, at unpaid principal balances.........................................            1,340                1,335
Other investments..................................................................           10,383               10,166
                                                                                     -------------------  ------------------
Total investments..................................................................        3,088,218            2,432,811
Cash and cash equivalents..........................................................          135,328              473,246
Accrued investment income..........................................................           22,747               18,768
Deferred policy acquisition costs..................................................          280,510              255,677
Other general account assets.......................................................           68,365               45,105
Separate account assets............................................................        1,395,991            1,157,913
                                                                                     -------------------  ------------------
TOTAL ASSETS.......................................................................    $   4,991,159        $   4,383,520
                                                                                     ===================  ==================


LIABILITIES:
Policyholder deposit funds.........................................................    $   2,784,395        $   2,557,428
Policy liabilities and accruals....................................................          145,097              124,925
Deferred income taxes..............................................................           37,387               38,993
Other general account liabilities..................................................          138,412               33,352
Separate account liabilities.......................................................        1,395,992            1,157,913
                                                                                     -------------------  ------------------
TOTAL LIABILITIES..................................................................        4,501,283            3,912,611
                                                                                     -------------------  ------------------

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued.........            2,500                2,500
Additional paid-in capital.........................................................          469,234              444,234
Retained earnings (accumulated deficit)............................................              (16)               1,547
Accumulated other comprehensive income.............................................           18,158               22,628
                                                                                     -------------------  ------------------
TOTAL STOCKHOLDER'S EQUITY.........................................................          489,876              470,909
                                                                                     -------------------  ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.........................................    $   4,991,159        $   4,383,520
                                                                                     ===================  ==================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
 STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                 2002
                                                                                     -------------------  -------------------
 REVENUES:
 Premiums...........................................................................   $          584       $        --
 Insurance and investment product fees..............................................           13,966                9,438
 Investment income, net of expenses.................................................           32,235               15,477
 Net realized investment gains (losses).............................................           (2,744)               1,004
                                                                                     -------------------  -------------------
 TOTAL REVENUES                                                                                44,041               25,919
                                                                                     -------------------  -------------------

 BENEFITS AND EXPENSES:
 Policy benefits....................................................................           32,729               15,845
 Policy acquisition cost amortization...............................................            6,180                1,581
 Other operating expenses...........................................................            7,545                4,962
                                                                                     -------------------  -------------------
 TOTAL BENEFITS AND EXPENSES........................................................           46,454               22,388
                                                                                     -------------------  -------------------
 Income (loss) before income taxes..................................................           (2,413)               3,531
 Applicable income taxes (benefit)..................................................             (850)               1,192
                                                                                     -------------------  -------------------
 NET INCOME (LOSS) .................................................................   $       (1,563)      $        2,339
                                                                                     ===================  ===================

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)..................................................................   $       (1,563)      $        2,339
                                                                                     -------------------  -------------------
 Net unrealized investment losses...................................................           (4,387)              (2,422)
 Net unrealized derivative instruments gains (losses)...............................              (83)                  60
                                                                                     -------------------  -------------------
 OTHER COMPREHENSIVE LOSS...........................................................           (4,470)              (2,362)
                                                                                     -------------------  -------------------
 COMPREHENSIVE LOSS.................................................................   $       (6,033)      $          (23)
                                                                                     ===================  ===================

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent..................................................    $       25,000       $       25,000

RETAINED EARNINGS:
Net income (loss)..................................................................            (1,563)               2,339

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss...........................................................            (4,470)              (2,362)
                                                                                     -------------------  ------------------
CHANGE IN STOCKHOLDER'S EQUITY.....................................................            18,967               24,977
Stockholder's equity, beginning of period..........................................           470,909              204,126
                                                                                     -------------------  ------------------
STOCKHOLDER'S EQUITY, END OF PERIOD................................................    $      489,876       $      229,103
                                                                                     ===================  ==================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
             THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

                                                                                            2003                2002
                                                                                     -------------------  ------------------
OPERATING ACTIVITIES:
Net income (loss)..................................................................    $       (1,563)      $        2,339
Net realized investment (gains) losses.............................................             2,744               (1,004)
Deferred income taxes..............................................................               799                3,155
Increase in accrued investment income..............................................            (3,979)              (3,010)
Deferred policy acquisition costs increase.........................................           (27,316)             (18,949)
Increase in policy liabilities and accruals........................................            20,272               13,285
Other assets and other liabilities net change......................................            22,151              (10,357)
                                                                                     -------------------  ------------------
CASH FROM OPERATING ACTIVITIES.....................................................            13,108              (14,541)
                                                                                     -------------------  ------------------

INVESTING ACTIVITIES:
Investment purchases...............................................................          (813,404)            (368,194)
Investment sales, repayments and maturities........................................           210,511               59,853
                                                                                     -------------------  ------------------
CASH (FOR) FROM INVESTING ACTIVITIES...............................................          (602,893)            (308,341)
                                                                                     -------------------  ------------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net............................................          226,867              306,489
 Capital contributions from parent..................................................           25,000               25,000
                                                                                     -------------------  -------------------
 CASH FROM FINANCING ACTIVITIES.....................................................          251,867              331,489
                                                                                     -------------------  -------------------
 CHANGE IN CASH AND CASH EQUIVALENTS................................................         (337,918)               8,607
 Cash and cash equivalents, beginning of period.....................................          473,246              171,444
                                                                                     -------------------  -------------------
 CASH AND CASH EQUIVALENTS, END OF PERIOD...........................................   $      135,328       $      180,051
                                                                                     ===================  ===================


The accompanying notes are an integral part of these financial statements.

                         PHL VARIABLE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                   THREE MONTHS ENDED MARCH 31, 2003 AND 2002 (UNAUDITED)

1.  ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; investments in debt and equity securities and accruals for contingent liabilities. Our significant accounting policies are presented in the notes to our 2002 audited financial statements.

Our interim financial statements for the period ended March 31, 2003 (2003 quarter) do not include all of the information required by GAAP for annual financial statements. In our opinion, we have included all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair statement of the results for the interim periods. Operating results for the interim period in 2003 are not necessarily indicative of the results that may be expected for the year 2003. These unaudited financial statements should be read in conjunction with our 2002 audited financial statements.

SIGNIFICANT TRANSACTIONS

During the 2003 and 2002 quarters, PM Holdings made a capital contribution of $25.0 million to support our growing needs.

2.  OPERATING ACTIVITIES

DEFERRED POLICY ACQUISITION COSTS

The activity in deferred policy acquisition costs for the 2003 and 2002 quarters follows (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Direct acquisition costs deferred, excluding acquisitions..........................    $       33,498       $       20,531
Recurring costs amortized to expense...............................................            (6,180)              (1,581)
(Cost) or credit offsets to net unrealized investment gains or losses included in
  other comprehensive income.......................................................            (2,485)               3,433
                                                                                     -------------------  ------------------
Change in deferred policy acquisition costs........................................            24,833               22,383
Deferred policy acquisition costs, beginning of period.............................           255,677              164,987
                                                                                     -------------------  ------------------
DEFERRED POLICY ACQUISITION COSTS, END OF PERIOD...................................    $      280,510       $      187,370
                                                                                     ===================  ==================

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for the 2003 and 2002 quarters follows (in millions):


                                                                                            2003                2002
                                                                                     -------------------  ------------------
Deposits...........................................................................    $         343.7      $         398.2
Performance........................................................................                2.5                  8.6
Fees...............................................................................               (5.2)                (6.2)
Benefits and surrenders............................................................             (154.5)               (40.8)
                                                                                     -------------------  ------------------
Change in funds under management...................................................              186.5                359.8
Funds under management, beginning of period........................................            3,696.1              2,385.9
                                                                                     -------------------  ------------------
FUNDS UNDER MANAGEMENT, END OF PERIOD..............................................    $       3,882.6      $       2,745.7
                                                                                     ===================  ==================


POLICYHOLDER DEPOSIT FUNDS

At quarter-end 2003 and year-end 2002, there was $1,259.9 million and $1,294.2 million, respectively, in policyholder deposit funds with no associated surrender charges.

3.  INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

Fair value and cost of our debt and equity securities at quarter-end 2003 and year-end 2002 follow (in thousands):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
U.S. government and agency.............................   $    168,677      $    167,158     $      7,343     $      6,377
State and political subdivision........................         48,961            47,604           39,213           37,625
Foreign government.....................................         21,764            21,257           11,586           11,186
Corporate..............................................      1,071,805         1,044,279          791,091          768,126
Mortgage-backed........................................        763,508           742,100          643,147          619,316
Other asset-backed.....................................        969,386           954,615          895,809          879,927
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $  3,044,101      $  2,977,013     $  2,388,189     $  2,322,557
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES......................................   $     32,394      $     32,167     $     33,121     $     31,868
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities at quarter-end 2003 and year-end 2002 follow
(in thousands):

                                                                          2003                            2002
                                                             -------------------------------  ------------------------------
                                                                 GAINS           LOSSES           GAINS          LOSSES
                                                             --------------   --------------  --------------  --------------
U.S. government and agency..................................   $    1,556       $     (37)      $      966      $     --
State and political subdivision.............................        1,590            (233)           1,588            --
Foreign government..........................................          891            (383)             459            (59)
Corporate...................................................       34,211          (6,685)          29,834         (6,869)
Mortgage-backed.............................................       21,865            (457)          23,976           (145)
Other asset-backed..........................................       17,572          (2,801)          17,052         (1,170)
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $   77,685       $ (10,596)      $   73,875      $  (8,243)
                                                             ==============   ==============  ==============  ==============
EQUITY SECURITIES GAINS AND LOSSES..........................   $    1,440       $  (1,214)      $    1,782      $    (529)
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $   67,315                       $   66,885
                                                             ==============                   ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

Sources and types of net realized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
IMPAIRMENT LOSSES ON DEBT SECURITIES...............................................    $       (4,803)      $           --
                                                                                     -------------------  ------------------
Debt securities gains..............................................................             3,319                  838
Debt securities losses.............................................................              (196)                  (6)
Equity securities gains............................................................               286                  --
Equity securities losses...........................................................              (538)                 --
Other invested assets..............................................................              (812)                 172
                                                                                     -------------------  ------------------
NET TRANSACTION GAINS..............................................................             2,059                1,004
                                                                                     -------------------  ------------------
NET REALIZED INVESTMENT GAINS (LOSSES).............................................    $       (2,744)      $        1,004
                                                                                     ===================  ==================


UNREALIZED INVESTMENT GAINS (LOSSES)

Sources of net unrealized investment gains (losses) for the 2003 and 2002 quarters follow (in thousands):

                                                                                            2003                2002
                                                                                     -------------------  ------------------
Debt securities....................................................................    $       (2,829)      $       (7,159)
Equity securities..................................................................            (1,026)                --
Other investments .................................................................              (409)                --
                                                                                     -------------------  ------------------
NET UNREALIZED INVESTMENT LOSSES...................................................    $       (4,264)      $       (7,159)
                                                                                     ===================  ==================

Net unrealized investment losses...................................................    $       (4,264)      $       (7,159)
                                                                                     -------------------  ------------------
Applicable deferred policy acquisition costs.......................................             2,485               (3,433)
Applicable deferred income tax benefit.............................................            (2,362)              (1,304)
                                                                                     -------------------  ------------------
Offsets to net unrealized investment losses........................................               123               (4,737)
                                                                                     -------------------  ------------------
 NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER COMPREHENSIVE INCOME............    $      (4,387)      $       (2,422)
                                                                                     ===================  ==================


4.  STATUTORY CAPITAL AND SURPLUS

Our statutory basis capital and surplus (including asset valuation reserve) was $223.1 million and $215.8 million at quarter-end 2003 and year-end 2002, respectively. Our net statutory loss from operations was $12.3 for the 2003 quarter.

                                     PART C

                                OTHER INFORMATION

ITEM 27.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Depositor establishing the Account is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-65823) on October 16, 1998. [Accession Number 0000949377-98-000129]

(b)   CUSTODIAN AGREEMENTS.

      Not applicable.

(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation, dated December 31, 1996 is incorporated by reference to EDGAR filing on Form N-4 (File No. 33-37376) on April 30, 1997. [Accession Number 0000949377-97-000054]

      Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated by reference to EDGAR filing on Form S-6 (File No. 33-12989) on November 4, 1997. [Accession Number
      0000949377-97-000129]

(d)   CONTRACTS
      (1) Flexible Premium Survivorship Variable Universal Life Insurance Policy Form Number V612 of Depositor, is incorporated by reference to Registrant's June 19, 2002 EDGAR filing on Form S-6 (File No. 333-76778). [Accession Number 0000949377-02-000357].
      (2) Estate Term Rider Form Number VR46 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (3) Life Plan Options Rider, Form Number UR75 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (4) Universal Life Conversion Option Rider, Form Number VR47 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (5) Conditional Exchange Option Rider, Form Number VR48 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (6) Policy Split Option Rider, Form Number VR49 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (7) Four-Year Survivorship Term Rider, Form Number VR50 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (8) Credit of Monthly Specified Amount upon Death of Covered Insured Rider, Form Number VR51 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (9) Disability Benefit Rider, Form Number VR52 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]
      (10) Guaranteed Death Benefit Rider Form Number VR45 of Depositor, is incorporated by reference to Registrant's February 26, 2003 EDGAR filing on Form N-6 (File No. 333-76778). [Accession Number 0000949377-03-000086]

(e)   APPLICATIONS

      Form of application for The Phoenix Edge - SVUL(R) Form V612 of the Depositor is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-76778) submitted on June 19, 2002. [Accession Number 0000949377-02-000357].

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company as filed with the Connecticut Secretary of State effective May 31, 1994 is incorporated by reference to Registrant's filing on Form S-6 (File No. 333-81458) on January 28, 2002. [Accession Number 0000949377-02-000050]

      By-Laws of PHL Variable Insurance Company is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-81458) on January 28, 2002. [Accession Number 0000949377-02-000050]

(g)   REINSURANCE CONTRACTS.

      Not applicable.

(h)   PARTICIPATION AGREEMENTS.

      (1) Participation Agreement(s) between PHL Variable Insurance Company and Wanger Advisors Trust is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998. [Accession Number 0000949377-98-000129]

      (2) Participation Agreement between PHL Variable Insurance Company and Franklin Templeton Distributors, Inc. is incorporated by reference to EDGAR filing on Form S-6 (File No. 333-65823) on October 16, 1998. [Accession Number 0000949377-78-000129]

      (3) Participation agreement among PHL Variable Insurance Company, Federated Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002.
          [Accession Number 0000949377-02-000259]

      (4) Participation agreement among PHL Variable Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      (5) Participation agreement among PHL Variable Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      (6) Participation agreement among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      (7) Participation agreement among PHL Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No. 333-65823) on April 30, 2002. [Accession Number 0000949377-02-000259]

      (8) Participation agreement among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's EDGAR filing on Form S-6 (File No.333-65823) on April 30, 2002.
          [Accession Number 0000949377-02-000259]

      (9) Participation agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc.

(i)   ADMINISTRATIVE CONTRACTS.

      Form of Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002, is incorporated by reference to Registrants February 7, 2003 EDGAR filing on Form N-6, File No. 333-65823. [Accession Number 0000949377-03-000060]

(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel

(l)   ACTUARIAL OPINION.

      Not applicable.

(m)   CALCULATION.

      Not applicable.

(n)   OTHER OPINIONS.

      (1) Consent of Independent Accountants.
      (2) Opinion and Consent of Brian A. Giantonio, CPA, Tax and ERISA Counsel.

(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.

(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(q)   REDEEMABILITY EXEMPTION.

      Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

NAME                                    POSITION
----                                    --------
Michael J. Gilotti***                   Director and Executive Vice President
Robert E. Primmer***                    Director and Senior Vice President
Coleman Ross*                           Director, Executive Vice President and Chief Financial Officer
Richard J. Wirth*                       Director and President
Michael E. Haylon**                     Executive Vice President and Chief Investment Officer
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
John H. Beers*                          Vice President and Secretary
Katherine P. Cody*                      Second Vice President and Treasurer


* The business address of this individual is One American Row, Hartford, CT ** The business address of this individual is 56 Prospect Street, Hartford, CT *** The business address of this individual is 38 Prospect Street, Hartford, CT

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive".

Article III, Section 14 of the By-laws of the Company provides that: " Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, PHL Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

        NAME                                     POSITION
        ----                                     --------
        Stephen D. Gresham*                      Chairman of the Board and Chief Sales and Marketing Officer
        Michael E. Haylon*                       Director
        William R. Moyer*                        Director, Executive Vice President, Chief Financial Officer and Treasurer
        John F. Sharry*                          President
        John H. Beers**                          Vice President and Secretary


        * The business address of this individual is 56 Prospect Street, Hartford, CT
        ** The business address of this individual is One American Row, Hartford, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHLVIC Variable Universal Life Account has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 30th day of May, 2003.

                                    PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                                    --------------------------------------

                                                     (Registrant)

                                  By:   PHL VARIABLE INSURANCE COMPANY
                                        ------------------------------

                                                     (Depositor)

                                  By:        /s/ Richard J. Wirth
                                      ------------------------------------
                                             Richard J. Wirth, President


    ATTEST:          /s/ Joseph P. DeCresce
           -----------------------------------------------
              Joseph P. DeCresce, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of May, 2003.

SIGNATURE                                   TITLE
---------                                   -----


                                            Director, Senior Vice President
----------------------------------------
*Michael J. Gilotti


                                            Director, Senior Vice President
----------------------------------------
*Robert E. Primmer


                                             Director, Executive Vice President,
----------------------------------------     and Chief Financial Officer
Coleman Ross


                                            Director and President
----------------------------------------
Richard J. Wirth


    By:          /s/ Richard J. Wirth
       ---------------------------------------------
    *Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's June 19, 2002 EDGAR filing on Form S-6 (File No 333-76778). [Accession Number 0000949377-02-0003577]


                                      S-1